UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 E. Wisconsin Ave.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end:  November 30, 2013

Date of reporting period:  May 31, 2013

Item 1. Reports to Stockholders.

PIA Funds

– PIA BBB Bond Fund
Managed Account Completion Shares (MACS)

– PIA MBS Bond Fund
Managed Account Completion Shares (MACS)

Semi-Annual Report

May 31, 2013

PIA Funds

Dear Shareholder:

We are pleased to provide you with this semi-annual report for the six month period ended May 31, 2013 regarding the following series of the PIA Mutual Funds for which Pacific Income Advisers, Inc. (PIA) is the adviser: the PIA BBB Bond Fund and the PIA MBS Bond Fund.

During the six months ended May 31, 2013, the total returns, including the reinvestment of dividends and capital gains, were as follows:

PIA BBB Bond Fund	-0.89%
PIA MBS Bond Fund	-1.07%

PIA BBB Bond Fund
The return of the PIA BBB Bond Fund for the six month period ended May 31, 2013 of -0.89% was lower than the Barclays Capital U.S. Credit Baa Bond Index return of -0.49% and the Barclays Capital U.S. Baa Corporate Index return of 0.04%.  The Fund has a strategy of using a broad diversification of BBB rated issuers, industry sectors and range of maturities.  The bonds held in the Fund represent over 140 different issuers.  Volatility in the individual names within a sector in the Barclays Capital U.S. Credit Baa Bond Index contributed to the Fund’s underperformance.

A broad market index, the Barclays Capital U.S. Aggregate Index had a return of -1.05% for the six month period.

PIA MBS Bond Fund
The return of the PIA MBS Bond Fund for the six month period ended May 31, 2013 of -1.07% was less than the Barclays Capital U.S. MBS Fixed Rate Index return of -0.95%.  Additionally, the Fund utilized dollar rolls for specific coupons with attractive yields, which added to returns.  The higher than expected prepayment in some of the pools owned by the Fund offset the positive impact of the dollar rolls causing the Fund to modestly underperform.  The portfolio was broadly diversified across various coupons and sectors.

The Gross Domestic Product’s annual rate of growth was 2.4% for the first quarter of 2013 compared to 0.4% during the fourth quarter of 2012 and 1.7% for all of 2012.  The housing sector continued to improve and unemployment levels declined to 7.6%.  The Federal Reserve maintained its easier monetary policy by keeping the Federal Funds Rate close to zero and implementing a third round of its quantitative easing (QE) program.  Inflation, as measured by the Consumer Price Index, declined to 1.1% year over year at April 2013, down from 2.3% year over year at April 2012.

The prospects of an improving economy and the Federal Reserve tapering their QE program caused yields to rise.  Yields on 5-year Treasury notes and 30-year Treasury bonds rose by 40 and 47 basis points (bp), respectively, from November 30, 2012 to May 31, 2013.  Yields on one-year Treasuries were 4 bp lower.

Interest rate spreads on BBB rated bonds relative to Treasuries declined during the period from 188 bp to 170 bp.  Spreads on Agency Mortgage-Backed Securities fell from 169 bp to 151 bp, as the demand for yield helped both sectors.

We believe that the PIA BBB Bond Fund and the PIA MBS Bond Fund provide our clients with a means of efficiently investing in a broadly diversified portfolio of BBB rated bonds and agency mortgage-backed bonds, respectively.

Please take a moment to review each Fund’s statements of assets and the results of operations for the six month period ended May 31, 2013.  We look forward to reporting to you again with the annual report dated November 30, 2013.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

PIA Funds

Past performance is not a guarantee of future results.

Opinions expressed above are those of the adviser and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in Asset-Backed and Mortgage-Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Investment by the PIA BBB Bond Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks are greater for emerging markets.

The Funds may also use options, futures contracts, and swaps, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency rates.  Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments.  These risks are fully disclosed in the Prospectus.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer's financial condition and profit potential.  Bond rating services are provided by Standard & Poor's, Moody's Investors Service, and Fitch Investors Service.  Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default).

Diversification does not assure a profit or protect against risk in a declining market.

The Barclays Capital U.S. Credit Baa Bond Index is an unmanaged index consisting of bonds rated Baa.  The issues must be publicly traded and meet certain maturity and issue size requirements.  Bonds are represented by the Industrial, Utility, Finance and non-corporate sectors.  Non-corporate sectors include sovereign, supranational, foreign agency and foreign local government issuers.  The Barclays Capital U.S. Baa Corporate Index is an unmanaged index consisting of bonds rated Baa.  The issues must be publicly traded and meet certain maturity and issue size requirements.  Bonds are represented by the Industrial, Utility, and Finance sectors.  Non-corporate sectors are not included in this index.  The Barclays Capital U.S. MBS Fixed Rate Index (the “MBS Index”) is an unmanaged index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC).  The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates.  Each aggregate is a proxy for the outstanding pools for a given agency, program, issue year and coupon.  The index maturity and liquidity criteria are then applied to these aggregates to determine which qualify for inclusion in the index.  About 600 of these generic aggregates meet the criteria.  The Barclays Capital U.S. Aggregate Bond Index (the “Index”) is an unmanaged index presented for comparative purposes only.  The Index represents securities that are U.S. domestic, taxable, and dollar denominated.  The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.  You cannot invest directly in an index.

Gross Domestic Product is the amount of goods and services produced in a year, in a country.

Consumer Price Index measures the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care.

Basis point equals 1/100th of 1%.

Please refer to the Schedule of Investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor

PIA Funds
Expense Example – May 31, 2013
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/12 – 5/31/13).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.00% per the advisory agreements for the PIA BBB Bond Fund and the PIA MBS Bond Fund.  Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 12/1/12	Value 5/31/13	Period 12/1/12 – 5/31/13*
PIA BBB Bond Fund
Actual	$1,000.00	$ 991.10	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,024.93	$0.00

PIA MBS Bond Fund
Actual	$1,000.00	$ 989.30	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,024.93	$0.00

*
Expenses are equal to a Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratio of the PIA BBB Bond Fund and the PIA MBS Bond Fund is 0.00%.

PIA Funds
PIA BBB BOND FUND
Allocation of Portfolio Assets – May 31, 2013
(Unaudited)

Investments by Sector
As a Percentage of Total Investments

PIA Funds
PIA MBS BOND FUND
Allocation of Portfolio Assets – May 31, 2013
(Unaudited)

Investments by Issuer
As a Percentage of Total Investments

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2013
(Unaudited)

Principal Amount		Value
CORPORATE BONDS 87.5%
Agricultural Chemicals 1.3%
	Mosaic Co.
$1,660,000	3.75%, due 11/15/21	$1,723,951
	Potash Corp-Saskatchewan, Inc.
2,000,000	3.25%, due 12/1/17	2,135,130
490,000	5.625%, due 12/1/40	559,623
		4,418,704
Agriculture 0.8%
	Bunge Limited Finance Corp.
1,925,000	8.50%, due 6/15/19	2,466,749
Airlines 0.9%
	Continental Airlines, Inc.
605,300	5.983%, due 10/19/23	687,015
	Delta Air Lines, Inc.
766,948	7.75%, due 12/17/19	901,164
	US Airways
1,098,018	5.90%, due 4/1/26	1,227,035
		2,815,214
Auto Parts 1.2%
	Advance Auto Parts, Inc.
1,600,000	5.75%, due 5/1/20	1,758,822
	Johnson Controls, Inc.
2,180,000	4.25%, due 3/1/21	2,353,572
		4,112,394
Autos 1.9%
	Ford Motor Co.
1,475,000	7.45%, due 7/16/31	1,865,812
	Ford Motor Credit Co. LLC
2,500,000	7.00%, due 4/15/15	2,751,270
1,450,000	5.875%, due 8/2/21	1,654,367
		6,271,449
Banks 4.2%
	Capital One Financial Corp.
2,915,000	6.15%, due 9/1/16	3,310,939
	Citigroup, Inc.
1,350,000	5.50%, due 2/15/17	1,501,563
1,100,000	6.125%, due 8/25/36	1,198,726
	Discover Financial Services
450,000	3.85%, due 11/21/22	454,087
	Fifth Third Bancorp
1,630,000	4.50%, due 6/1/18	1,789,150
425,000	8.25%, due 3/1/38	588,556
	Huntington Bancshares
1,440,000	7.00%, due 12/15/20	1,777,965
	KeyCorp
900,000	5.10%, due 3/24/21	1,034,965
	SunTrust Banks Inc.
1,200,000	6.00%, due 9/11/17	1,396,342
	UBS AG
750,000	5.875%, due 7/15/16	841,518
		13,893,811
Biotech 2.9%
	Amgen, Inc.
2,950,000	3.875%, due 11/15/21	3,157,373
1,350,000	5.15%, due 11/15/41	1,437,589
	Biogen Idec, Inc.
3,010,000	6.875%, due 3/1/18	3,656,328
	Gilead Sciences, Inc.
600,000	4.40%, due 12/1/21	665,322
750,000	5.65%, due 12/1/41	885,299
		9,801,911
Broker 2.5%
	Credit Suisse Group
700,000	5.40%, due 1/14/20	793,055
	Goldman Sachs Group, Inc.
1,700,000	5.625%, due 1/15/17	1,890,320
1,050,000	6.75%, due 10/1/37	1,148,683
	Merrill Lynch & Co., Inc.
2,060,000	5.70%, due 5/2/17	2,278,764
1,250,000	6.11%, due 1/29/37	1,345,081

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2013 (continued)
(Unaudited)

Principal Amount		Value
Broker 2.5% (continued)
	Nomura Holdings, Inc.
$850,000	6.70%, due 3/4/20	$1,004,585
		8,460,488
Cable/Satellite 1.0%
	Direct TV Holdings
2,760,000	5.00%, due 3/1/21	3,057,139
300,000	6.00%, due 8/15/40	321,495
		3,378,634
Chemicals 1.5%
	Dow Chemical Co.
2,025,000	4.25%, due 11/15/20	2,226,763
865,000	7.375%, due 11/1/29	1,134,100
	Eastman Chemical Co.
1,000,000	2.40%, due 6/1/17	1,026,846
	RPM International, Inc.
500,000	6.125%, due 10/15/19	588,552
		4,976,261
Communications 0.8%
	Telefonica Emisiones SAU
1,935,000	5.462%, due 2/16/21	2,090,984
600,000	7.05%, due 6/20/36	689,419
		2,780,403
Communications Equipment 0.9%
	Harris Corp.
2,500,000	6.15%, due 12/15/40	2,878,230
Computer Hardware 0.1%
	Dell, Inc.
450,000	5.65%, due 4/15/18	472,723
Consumer Products 0.1%
	Fortune Brands, Inc.
181,000	5.375%, due 1/15/16	199,077
Diversified Manufacturing 0.2%
	Ingersoll-Rand Global
	Holding Company Ltd.
560,000	6.875%, due 8/15/18	674,959
Electric Utilities 6.2%
	Constellation Energy Group
666,000	7.60%, due 4/1/32	868,855
	Dominion Resources, Inc.
1,230,000	5.15%, due 7/15/15	1,340,824
570,000	4.90%, due 8/1/41	613,888
	Duke Energy Corp.
1,370,000	6.25%, due 6/15/18	1,642,750
	Entergy Texas, Inc.
2,304,000	7.125%, due 2/1/19	2,806,797
	Exelon Corp.
845,000	4.90%, due 6/15/15	911,076
1,315,000	5.625%, due 6/15/35	1,442,748
	FirstEnergy Corp.
1,165,000	7.375%, due 11/15/31	1,318,423
	Indiana Michigan Power
850,000	6.05%, due 3/15/37	1,010,584
	Jersey Central Power & Light
1,300,000	7.35%, due 2/1/19	1,618,035
	Nevada Power Co.
1,210,000	6.50%, due 8/1/18	1,491,388
	NiSource Finance Corp.
900,000	6.13%, due 3/1/22	1,062,742
400,000	5.25%, due 2/15/43	416,561
	Ohio Power Co.
1,200,000	5.38%, due 10/1/21	1,419,617
	Oncor Electric Delivery
695,000	7.00%, due 5/1/32	917,892
	Southern Union Co.
1,000,000	7.60%, due 2/1/24	1,261,496
	Teco Finance, Inc.
550,000	5.15%, due 3/15/20	626,534
		20,770,210
Finance 0.6%
	Block Financial Corp.
2,000,000	5.50%, due 11/1/22	2,115,988

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2013 (continued)
(Unaudited)

Principal Amount		Value
Finance – Credit Cards 0.5%
	American Express Co.
1,555,000	6.80%, due 9/1/66 (a)	$1,704,669
Food 2.6%
	ConAgra Foods, Inc.
1,500,000	7.00%, due 10/1/28	1,910,836
	Kraft Foods, Inc.
1,785,000	6.50%, due 8/11/17	2,118,304
900,000	6.875%, due 2/1/38	1,177,747
	Kraft Foods Group, Inc.
2,200,000	2.25%, due 6/5/17	2,254,248
	Kroger Co.
780,000	6.15%, due 1/15/20	934,335
		8,395,470
Gas Pipelines 1.1%
	Plains All American Pipeline, L.P.
3,000,000	6.50%, due 5/1/18	3,638,532
Health Care 2.1%
	Cardinal Health, Inc.
1,500,000	5.80%, due 10/15/16	1,718,484
	Humana, Inc.
2,855,000	7.20%, due 6/15/18	3,441,643
	Laboratory Corporation of
	America Holdings
2,000,000	2.20%, due 8/23/17	2,009,532
		7,169,659
Information Technology 2.3%
	Hewlett Packard Co.
2,850,000	2.60%, due 9/15/17	2,900,810
800,000	4.65%, due 12/9/21	825,246
	Ingram Micro, Inc.
3,700,000	5.00%, due 8/10/22	3,840,926
		7,566,982
Insurance 6.0%
	Allstate Corp.
350,000	6.125%, due 5/15/67 (a)	386,477
	American International
	Group, Inc.
2,925,000	5.05%, due 10/1/15	3,192,067
1,450,000	8.25%, due 8/15/18	1,846,714
1,000,000	6.25%, due 3/15/87	1,105,000
	AXA SA
500,000	8.60%, due 12/15/30	646,285
	CIGNA Corp.
315,000	6.15%, due 11/15/36	376,493
	Cincinnati Financial Corp.
1,200,000	6.92%, due 5/15/28	1,517,198
	CNA Financial Corp.
700,000	5.85%, due 12/15/14	748,298
	Fidelity National Financial, Inc.
2,500,000	5.50%, due 9/1/22	2,763,715
	Marsh & McLennan Cos., Inc.
633,000	5.75%, due 9/15/15	699,097
1,200,000	5.875%, due 8/1/33	1,391,047
	Metlife, Inc.
855,000	6.40%, due 12/15/66	970,425
	Protective Life Corp.
350,000	7.38%, due 10/15/19	437,574
	Transatlantic Holdings, Inc.
1,200,000	8.00%, due 11/30/39	1,658,567
	Unum Group
1,000,000	5.63%, due 9/15/20	1,139,908
1,000,000	5.75%, due 8/15/42	1,099,851
		19,978,716
Machinery 0.4%
	Flowserve Corp.
1,500,000	3.50%, due 9/15/22	1,495,821
Media 5.3%
	CBS Corp.
2,420,000	5.75%, due 4/15/20	2,806,225
	Discover Communications
500,000	3.30%, due 5/15/22	499,801

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2013 (continued)
(Unaudited)

Principal Amount		Value
Media 5.3% (continued)
	Interpublic Group of Companies
$1,030,000	6.25%, due 11/15/14	$1,102,100
	News America, Inc.
750,000	5.30%, due 12/15/14	801,918
1,710,000	6.20%, due 12/15/34	1,983,843
	Omnicom Group, Inc.
400,000	3.625%, due 5/1/22	402,721
	Time Warner, Inc.
3,315,000	7.625%, due 4/15/31	4,498,031
	Time Warner Cable, Inc.
2,825,000	5.85%, due 5/1/17	3,255,617
	Time Warner Entertainment
	Company, L.P.
1,260,000	8.375%, due 7/15/33	1,714,598
	Viacom, Inc.
810,000	4.375%, due 3/15/43 (b)	734,403
		17,799,257
Medical Equipment 0.4%
	Agilent Technologies, Inc.
1,000,000	6.50%, due 11/1/17	1,183,691
Metals 0.6%
	Alcoa, Inc.
810,000	5.55%, due 2/1/17	877,730
	Southern Copper Corp.
850,000	6.75%, due 4/16/40	897,011
		1,774,741
Metals and Mining 0.3%
	Teck Resources Ltd.
900,000	5.40%, due 2/1/43	850,581
Metalworking Machinery 0.4%
	Kennametal, Inc.
1,400,000	2.65%, due 11/1/19	1,390,914
Mining 3.3%
	AngloGold Holdings PLC
1,500,000	5.125%, due 8/1/22	1,484,791
	Barrick Gold Corp.
1,470,000	6.95%, due 4/1/19	1,740,812
	Freeport-McMoRan
	Copper & Gold Inc.
3,700,000	3.55%, due 3/1/22	3,608,736
	Newmont Mining Corp.
900,000	4.875%, due 3/15/42	776,342
	Vale Overseas Limited
1,460,000	6.25%, due 1/23/17	1,665,200
1,600,000	6.875%, due 11/21/36	1,725,230
		11,001,111
Office Equipment 0.3%
	Xerox Corp.
1,000,000	6.75%, due 2/1/17	1,156,611
Oil and Gas 13.1%
	Anadarko Petroleum Corp.
800,000	5.95%, due 9/15/16	912,547
1,100,000	6.45%, due 9/15/36	1,344,021
	Cameron International Corp.
1,000,000	6.375%, due 7/15/18	1,197,494
	Canadian Natural Resources
835,000	6.00%, due 8/15/16	957,899
725,000	6.50%, due 2/15/37	872,767
	Devon Energy Corp.
665,000	7.95%, due 4/15/32	910,835
	Encana Corp.
450,000	3.90%, due 11/15/21	472,971
750,000	6.50%, due 8/15/34	875,433
	Enterprise Products
	Operating LLC
1,250,000	3.20%, due 2/1/16	1,319,785
2,250,000	4.85%, due 8/15/42	2,250,194
	Hess Corp.
575,000	8.125%, due 2/15/19	741,017
	Kinder Morgan Energy Partners
850,000	3.95%, due 9/1/22	880,269
2,120,000	5.80%, due 3/15/35	2,343,603

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2013 (continued)
(Unaudited)

Principal Amount		Value
Oil and Gas 13.1% (continued)
	Marathon Oil Corp.
$2,200,000	6.00%, due 10/1/17	$2,574,413
890,000	6.60%, due 10/1/37	1,100,787
	Pemex Master Trust
2,800,000	5.75%, due 3/1/18	3,192,000
950,000	6.625%, due 6/15/35	1,092,500
	Petrobras International
	Finance Co.
3,085,000	5.875%, due 3/1/18	3,469,662
1,300,000	5.375%, due 1/27/21	1,381,034
390,000	6.875%, due 1/20/40	422,948
	Petroleos Mexicanos
750,000	5.50%, due 1/21/21	836,250
	Pioneer Natural Resource Co.
3,100,000	3.95%, due 7/15/22	3,204,306
	Southwestern Energy Co.
3,500,000	4.10%, due 3/15/22	3,661,423
	Suncor Energy, Inc.
500,000	6.10%, due 6/1/18	595,539
2,310,000	6.50%, due 6/15/38	2,840,050
	Talisman Energy
685,000	6.25%, due 2/1/38	776,068
	Transocean, Inc.
820,000	6.00%, due 3/15/18	941,247
450,000	6.80%, due 3/15/38	513,971
	Valero Energy Corp.
255,000	6.625%, due 6/15/37	309,760
	Williams Companies, Inc.
1,400,000	8.75%, due 3/15/32	1,874,558
		43,865,351
Paper 0.3%
	International Paper Co.
1,000,000	4.75%, due 2/15/22	1,106,486
Pharmaceuticals 2.1%
	Abbvie, Inc.
1,800,000	1.75%, due 11/6/17 (b)	1,796,107
900,000	2.90%, due 11/6/22 (b)	877,103
200,000	4.40%, due 11/6/42 (b)	196,141
	Celgene Corp.
1,800,000	3.25%, due 8/15/22	1,799,233
	Watson Pharmaceuticals, Inc.
2,000,000	1.875%, due 10/1/17	1,988,772
450,000	4.625%, due 10/1/42	440,492
		7,097,848
Pipelines 1.2%
	El Paso Electric Co.
1,000,000	6.00%, due 5/15/35	1,122,400
	Enbridge Energy Partners, L.P.
590,000	5.20%, due 3/15/20	665,382
	Energen Corp.
750,000	4.625%, due 9/1/21	762,288
	Tennessee Gas Pipeline
1,225,000	7.50%, due 4/1/17	1,488,583
		4,038,653
Real Estate Investment Trusts 3.9%
	Boston Properties LP
1,000,000	4.125%, due 5/15/21	1,073,861
	Duke Realty LP
1,050,000	8.25%, due 8/15/19	1,353,182
	ERP Operating LP
2,500,000	5.75%, due 6/15/17	2,891,380
	Health Care Property
	Investors, Inc.
850,000	6.00%, due 1/30/17	973,659
	Health Care REIT, Inc.
650,000	5.25%, due 1/15/22	733,142
	Healthcare Realty Trust
775,000	6.50%, due 1/17/17	883,523
	Hospitality Properties Trust
620,000	5.625%, due 3/15/17	683,024
	ProLogis
2,150,000	6.875%, due 3/15/20	2,603,139
	Ventas Realty LP
1,700,000	4.75%, due 6/1/21	1,860,519
		13,055,429

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2013 (continued)
(Unaudited)

Principal Amount		Value
Restaurants 0.2%
	Yum! Brands, Inc.
$800,000	3.75%, due 11/1/21	$824,695
Retail 2.3%
	CVS Caremark Corp.
2,200,000	5.75%, due 6/1/17	2,562,472
	Gap, Inc.
2,300,000	5.95%, due 4/12/21	2,674,436
	Macy’s Retail Holdings, Inc.
2,225,000	6.375%, due 3/15/37	2,579,540
		7,816,448
Scientific Instruments 0.3%
	Thermo Fisher Scientific, Inc.
900,000	3.60%, due 8/15/21	916,299
Software 0.7%
	Jabil Circuit, Inc.
2,200,000	4.70%, due 9/15/22	2,238,500
Technology 0.6%
	Tech Data Corp.
1,900,000	3.75%, due 9/21/17	1,967,742
Telecommunications 2.8%
	American Tower Corp.
2,550,000	5.05%, due 9/1/20	2,794,708
	British Telecommunications PLC
1,130,000	9.625%, due 12/15/30	1,755,158
	Deutsche Telekom
	International Finance
1,045,000	6.75%, due 8/20/18	1,284,610
445,000	8.75%, due 6/15/30	643,994
	Embarq Corp.
600,000	7.082%, due 6/1/16	688,188
	France Telecom SA
700,000	5.375%, due 1/13/42	750,942
	Grupo Televisa SAB
400,000	6.625%, due 3/18/25	491,745
	Telecom Italia Capital
710,000	7.721%, due 6/4/38	771,457
		9,180,802
Tobacco 2.1%
	Altria Group, Inc.
1,859,000	9.70%, due 11/10/18	2,541,378
455,000	9.95%, due 11/10/38	715,641
	Reynolds American, Inc.
2,985,000	7.75%, due 6/1/18	3,747,467
		7,004,486
Toys and Games 0.6%
	Mattel, Inc.
1,720,000	5.45%, due 11/1/41	1,868,773
Transportation 2.7%
	Burlington Northern Santa Fe
1,425,000	4.70%, due 10/1/19	1,633,158
1,485,000	6.15%, due 5/1/37	1,819,309
	CSX Corp.
990,000	5.60%, due 5/1/17	1,136,051
1,640,000	6.22%, due 4/30/40	1,992,771
	Union Pacific Corp.
1,765,000	6.15%, due 5/1/37	2,192,007
		8,773,296
Utilities – Gas 1.1%
	National Fuel Gas Co.
3,280,000	4.90%, due 12/1/21	3,592,807
Waste Disposal 1.0%
	Republic Services, Inc.
2,250,000	5.00%, due 3/1/20	2,545,337
	Waste Management, Inc.
660,000	7.75%, due 5/15/32	915,890
		3,461,227
Total Corporate Bonds
(cost $279,693,349)		292,402,802

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2013 (continued)
(Unaudited)

Principal Amount/
Shares			Value
SOVEREIGN BONDS 9.5%
	Federal Republic of Brazil
$1,600,000	6.00%, due 1/17/17		$1,822,400
1,600,000	4.875%, due 1/22/21		1,804,000
3,910,000	7.125%, due 1/20/37		5,141,650
	Republic of Colombia
1,700,000	7.375%, due 3/18/19		2,130,950
890,000	7.375%, due 9/18/37		1,221,525
	Republic of Italy
3,350,000	6.875%, due 9/27/23		4,043,450
	Republic of Panama
800,000	5.20%, due 1/30/20		922,800
500,000	6.70%, due 1/26/36		641,250
	Republic of Peru
830,000	8.375%, due 5/3/16		986,455
1,150,000	6.55%, due 3/14/37		1,480,625
	Republic of Philippines
3,000,000	5.00%, due 1/13/37		3,356,250
	Republic of Uruguay
359,742	8.00%, due 11/18/22		487,450
	United Mexican States
3,534,000	3.625%, due 3/15/22		3,666,525
4,216,000	4.75%, due 3/8/44		4,194,920
Total Sovereign Bonds
(cost $32,254,139)			31,900,250

SHORT-TERM INVESTMENTS 2.2%
7,338,378	Invesco STIT – Treasury
	Portfolio – Institutional Class,
	0.02% (c)		7,338,378
Total Short-Term Investments
(cost $7,338,378)			7,338,378
Total Investments
(cost $319,285,866)		99.3%	331,641,430
Other Assets less Liabilities		0.7%	2,392,096
TOTAL NET ASSETS		100.0%	$334,033,526

(a)	Variable rate security. Rate shown reflects the rate in effect as of May 31, 2013.
(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  Pacific Income Advisers, Inc., the Fund’s adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of May 31, 2013, the value of these investments was $3,603,754 or 1.1% of total net assets.

(c)	Rate shown is the 7-day annualized yield as of May 31, 2013.

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2013 (continued)
(Unaudited)

Country Allocation
Country	% of Net Assets
United States	78.4%
Brazil	5.2%
Mexico	4.1%
Canada	3.8%
Italy	1.2%
Philippines	1.0%
Colombia	1.0%
Switzerland	0.9%
Spain	0.8%
Peru	0.7%
Netherlands	0.6%
United Kingdom	0.5%
Panama	0.5%
France	0.4%
Japan	0.3%
Luxembourg	0.2%
Ireland	0.2%
Uruguay	0.2%
100.0%

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2013
(Unaudited)

Principal Amount		Value
MORTGAGE-BACKED SECURITIES 101.1%
Commercial Mortgage-Backed Securities 0.8%
	Banc of America
$955,908	5.71%, due 5/10/45, Series
	2006-2, Class AAB (a)	$996,967
	U.S. Government Agencies 100.3%
	FHLMC Pool
64,279	4.50%, due 5/1/20, #G18052	68,326
56,230	4.50%, due 3/1/21, #G18119	59,735
53,191	5.00%, due 3/1/21, #G18105	57,114
206,789	4.50%, due 5/1/21, #J01723	219,985
51,984	6.00%, due 6/1/21, #G18124	56,939
159,585	4.50%, due 9/1/21, #G12378	169,633
46,102	5.00%, due 11/1/21, #G18160	49,502
40,704	5.00%, due 2/1/22, #G12522	43,706
64,052	5.00%, due 2/1/22, #J04411	68,775
165,523	5.50%, due 3/1/22, #G12577	179,274
48,964	5.00%, due 7/1/22, #J05243	52,575
1,056,233	4.00%, due 3/1/26, #J14785	1,116,415
399,194	3.00%, due 10/1/26, #G18406	414,885
2,974,998	3.00%, due 11/1/26, #G18409	3,091,937
835,887	3.00%, due 6/1/27, #G14497	872,400
15,228	5.50%, due 5/1/35, #B31639	16,475
394,386	5.00%, due 8/1/35, #A36351	423,159
154,774	4.50%, due 9/1/35, #A37616	164,500
369,119	4.50%, due 10/1/35, #A37869	392,316
282,505	4.50%, due 10/1/35, #A38023	300,260
115,577	4.50%, due 10/1/35, #G01890	122,841
216,500	5.00%, due 10/1/35, #G01940	232,295
356,931	6.00%, due 1/1/36, #A42208	391,855
33,574	7.00%, due 1/1/36, #G02048	38,664
334,603	5.50%, due 2/1/36, #G02031	362,020
168,082	7.00%, due 8/1/36, #G08148	192,749
623,208	6.50%, due 9/1/36, #A54908	705,030
212,844	6.50%, due 11/1/36, #A54094	240,788
129,606	5.50%, due 2/1/37, #A57840	139,882
360,933	5.00%, due 5/1/37, #A60268	385,912
264,093	5.00%, due 6/1/37, #G03094	282,370
937,609	5.50%, due 6/1/37, #A61982	1,008,577
830,598	6.00%, due 6/1/37, #A62176	902,783
1,085,748	6.00%, due 6/1/37, #A62444	1,181,239
199,589	5.00%, due 7/1/37, #A63187	213,402
420,800	5.50%, due 8/1/37, #G03156	452,650
132,737	6.50%, due 8/1/37, #A70413	150,250
15,297	7.00%, due 8/1/37, #A70079	17,542
21,934	7.00%, due 9/1/37, #A65335	25,169
20,053	7.00%, due 9/1/37, #A65670	23,010
47,162	7.00%, due 9/1/37, #A65780	54,118
15,227	7.00%, due 9/1/37, #A65941	17,472
4,124	7.00%, due 9/1/37, #A66041	4,746
130,671	7.00%, due 9/1/37, #G03207	149,847
64,430	6.50%, due 11/1/37, #A68726	72,930
325,997	5.00%, due 2/1/38, #A73370	348,558
12,386	5.00%, due 2/1/38, #G03836	13,244
34,617	5.00%, due 3/1/38, #A73704	37,013
381,554	5.00%, due 4/1/38, #A76335	407,960
162,883	5.50%, due 4/1/38, #G04121	175,212
16,914	5.00%, due 5/1/38, #A77463	18,085
60,800	5.50%, due 5/1/38, #A77265	65,402
169,933	5.50%, due 5/1/38, #G04215	182,796
81,073	5.00%, due 6/1/38, #A77986	86,684
35,032	5.00%, due 6/1/38, #G04522	37,456
38,342	5.00%, due 7/1/38, #A79197	40,995
182,488	4.50%, due 9/1/38, #G04773	193,614
51,464	5.00%, due 9/1/38, #G04690	55,025
909,014	5.00%, due 10/1/38, #G04832	971,924
7,645	5.00%, due 11/1/38, #A82849	8,174
51,477	5.00%, due 12/1/38, #G05683	55,040
490,099	5.00%, due 2/1/39, #G05507	524,017
74,726	4.50%, due 4/1/39, #A85612	79,282
218,918	5.00%, due 5/1/39, #G08345	234,069
186,030	4.50%, due 9/1/39, #A88357	197,372
81,726	5.00%, due 9/1/39, #G05904	87,382
297,751	4.50%, due 11/1/39, #G05748	315,905
286,558	4.50%, due 12/1/39, #A90175	304,029

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2013 (continued)
(Unaudited)

Principal Amount		Value
U.S. Government Agencies 100.3% (continued)
	FHLMC Pool (continued)
$82,710	4.50%, due 4/1/40, #C03464	$87,804
216,128	4.50%, due 5/1/40, #A92269	229,440
1,301,902	4.50%, due 5/1/40, #G06047	1,381,279
750,328	4.50%, due 6/1/40, #A92533	796,545
149,103	4.50%, due 6/1/40, #A92594	158,287
45,667	4.50%, due 8/1/40, #A93437	49,093
1,189,939	4.50%, due 8/1/40, #A93505	1,263,234
2,592,247	3.50%, due 1/1/41, #A96409	2,680,702
327,082	4.50%, due 1/1/41, #A96176	351,660
92,344	4.50%, due 2/1/41, #A97013	98,028
77,397	4.50%, due 4/1/41, #Q00285	82,322
1,198,088	4.50%, due 9/1/41, #C03701	1,274,318
198,840	3.50%, due 10/1/41, #Q04087	205,625
78,327	4.50%, due 11/1/41, #Q04699	83,311
220,735	3.50%, due 1/1/42, #Q05410	228,267
824,435	3.50%, due 2/1/42, #Q05996	852,567
336,147	3.50%, due 3/1/42, #G08479	347,618
3,201,216	3.50%, due 4/1/42, #Q07654	3,310,451
1,485,075	3.50%, due 5/1/42, #G08491	1,535,750
2,562,492	3.50%, due 6/1/42, #C09000	2,649,932
2,227,274	3.50%, due 6/1/42, #Q08641	2,303,275
	FHLMC GOLD TBA (b)
5,000,000	2.50%, due 6/15/28	5,096,680
4,000,000	3.50%, due 6/15/42	4,132,500
	FNMA Pool
33,727	4.50%, due 10/1/20, #842732	36,042
163,004	3.00%, due 12/1/20, #MA0605	171,151
83,639	4.50%, due 12/1/20, #813954	89,382
47,831	4.50%, due 2/1/21, #845437	51,115
79,426	5.00%, due 2/1/21, #865191	85,591
31,990	5.00%, due 5/1/21, #879112	34,472
149,047	4.50%, due 7/1/21, #845515	159,374
2,662,149	3.00%, due 8/1/21, #AL0579	2,795,207
89,651	5.50%, due 10/1/21, #905090	97,617
257,421	3.00%, due 1/1/22, #MA0957	270,287
57,413	5.00%, due 2/1/22, #900946	61,869
142,765	6.00%, due 2/1/22, #912522	156,295
174,402	5.00%, due 6/1/22, #937709	187,937
88,528	5.00%, due 7/1/22, #938033	95,399
111,580	5.00%, due 7/1/22, #944887	121,286
516,229	5.50%, due 7/1/22, #905040	562,100
19,818	4.00%, due 7/1/25, #AE1318	21,051
21,549	4.00%, due 10/1/25, #AE1601	22,890
631,697	4.00%, due 12/1/25, #AH6058	681,067
524,629	4.00%, due 1/1/26, #AH3925	557,270
22,438	4.00%, due 1/1/26, #MA0624	23,834
59,502	4.00%, due 3/1/26, #AH8485	63,223
980,833	4.00%, due 5/1/26, #AH8174	1,042,164
528,380	3.00%, due 10/1/26, #AJ0049	550,414
38,763	3.00%, due 10/1/26, #AJ5474	40,379
126,783	3.00%, due 2/1/27, #AK4047	132,149
286,205	3.00%, due 4/1/27, #AB4997	298,318
884,784	3.00%, due 9/1/27, #AQ0333	922,233
209,309	4.50%, due 4/1/29, #MA0022	225,601
5,097	7.00%, due 8/1/32, #650101	6,014
100,299	4.50%, due 3/1/35, #814433	107,290
90,357	4.50%, due 4/1/35, #735396	96,656
39,445	4.50%, due 5/1/35, #822854	42,195
56,293	7.00%, due 6/1/35, #821610	66,159
76,657	4.50%, due 7/1/35, #826584	82,000
9,988	5.00%, due 7/1/35, #833958	10,815
44,603	7.00%, due 7/1/35, #826251	52,421
85,593	4.50%, due 8/1/35, #835751	91,559
58,877	7.00%, due 9/1/35, #842290	69,197
26,765	4.50%, due 11/1/35, #256032	28,630
57,298	5.00%, due 12/1/35, #852482	62,042
14,739	4.50%, due 1/1/36, #852510	15,766
18,499	7.00%, due 2/1/36, #865190	21,742
21,204	7.00%, due 4/1/36, #887709	24,946
591,341	5.00%, due 5/1/36, #745515	642,819
13,372	5.00%, due 7/1/36, #888789	14,500
32,506	6.50%, due 7/1/36, #897100	36,509
80,354	7.00%, due 7/1/36, #887793	94,535
83,602	6.00%, due 8/1/36, #892925	91,214

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2013 (continued)
(Unaudited)

Principal Amount		Value
U.S. Government Agencies 100.3% (continued)
	FNMA Pool (continued)
$185,139	6.50%, due 8/1/36, #878187	$205,773
115,096	5.00%, due 9/1/36, #893621	124,159
176,216	5.50%, due 10/1/36, #831845	191,592
119,875	5.50%, due 10/1/36, #893087	130,054
89,353	6.00%, due 10/1/36, #897174	97,489
125,111	5.50%, due 12/1/36, #256513	135,734
1,724	6.50%, due 12/1/36, #920162	1,813
71,496	7.00%, due 1/1/37, #256567	84,113
255,661	5.50%, due 2/1/37, #256597	277,369
149,521	6.00%, due 2/1/37, #909357	162,947
3,458	7.00%, due 2/1/37, #915904	4,068
87,689	5.00%, due 3/1/37, #913007	94,594
172,926	5.50%, due 3/1/37, #256636	187,392
10,435	5.00%, due 4/1/37, #914599	11,257
156,739	6.50%, due 5/1/37, #917052	183,570
700,300	5.50%, due 6/1/37, #918554	758,886
158,144	5.50%, due 6/1/37, #918705	171,374
657,498	6.00%, due 6/1/37, #888413	716,540
446,785	6.00%, due 6/1/37, #917129	486,905
73,862	7.00%, due 6/1/37, #256774	84,151
61,380	7.00%, due 6/1/37, #940234	72,279
41,449	5.00%, due 7/1/37, #944534	44,871
284,713	5.50%, due 10/1/37, #954939	308,531
93,181	6.00%, due 12/1/37, #965488	101,548
551,588	5.50%, due 2/1/38, #961691	597,733
144,966	5.00%, due 1/1/39, #AA0835	156,381
36,416	5.00%, due 1/1/39, #AA0840	39,284
1,631	5.00%, due 1/1/39, #AA0862	1,760
79,805	4.00%, due 2/1/39, #930606	84,189
7,925	5.00%, due 3/1/39, #AA4461	8,564
233,500	5.00%, due 3/1/39, #930635	251,887
6,459	5.00%, due 3/1/39, #930760	6,967
31,107	5.00%, due 3/1/39, #995948	33,557
28,523	4.00%, due 4/1/39, #AA0777	30,099
496,072	4.00%, due 4/1/39, #AO3504	523,327
134,807	4.50%, due 4/1/39, #AA4590	144,120
266,636	5.00%, due 4/1/39, #930871	288,132
243,820	5.00%, due 4/1/39, #930992	263,477
182,041	5.00%, due 4/1/39, #995930	196,376
617,951	4.50%, due 6/1/39, #AA7681	660,641
241,637	5.00%, due 6/1/39, #995896	260,664
481,307	4.50%, due 7/1/39, #AE8152	514,557
165,851	5.00%, due 7/1/39, #995895	178,911
732,589	4.50%, due 8/1/39, #931837	783,198
706,104	5.00%, due 8/1/39, #AC3221	763,029
1,942,458	4.00%, due 12/1/39, #AE0215	2,051,609
207,399	4.50%, due 12/1/39, #932324	221,727
42,619	4.50%, due 2/1/40, #AC8494	45,563
109,499	4.50%, due 2/1/40, #AD1045	117,200
100,593	4.50%, due 2/1/40, #AD2832	107,542
63,893	5.00%, due 3/1/40, #AB1186	69,044
2,633,736	5.00%, due 5/1/40, #AD6374	2,880,642
35,106	5.00%, due 6/1/40, #AD8058	38,397
375,836	5.00%, due 7/1/40, #AD4634	411,069
458,953	5.00%, due 7/1/40, #AD4994	501,977
50,306	5.00%, due 7/1/40, #AD7565	55,022
1,162,068	4.50%, due 8/1/40, #AD8035	1,243,799
196,231	4.50%, due 8/1/40, #AD8397	210,033
300,616	4.50%, due 8/1/40, #890236	321,853
357,757	4.00%, due 9/1/40, #AE4311	377,413
40,716	4.00%, due 9/1/40, #AE4312	42,953
790,205	4.50%, due 9/1/40, #AE1500	845,783
101,655	4.00%, due 10/1/40, #AE4124	107,240
337,319	4.00%, due 10/1/40, #AE6057	355,852
27,536	4.00%, due 11/1/40, #AE5156	29,049
282,171	4.00%, due 11/1/40, #AE8650	297,674
190,641	4.50%, due 11/1/40, #AE5162	204,049
605,819	4.00%, due 12/1/40, #MA0583	639,104
177,865	4.00%, due 1/1/41, #AE4583	187,638
264,156	4.00%, due 2/1/41, #AH3200	278,669
467,001	4.50%, due 3/1/41, #AH7009	499,847
1,729,501	4.50%, due 4/1/41, #AH9054	1,852,223
42,925	4.50%, due 5/1/41, #AI1364	45,971
372,164	4.50%, due 5/1/41, #AI1888	398,572

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2013 (continued)
(Unaudited)

Principal Amount		Value
U.S. Government Agencies 100.3% (continued)
	FNMA Pool (continued)
$2,272,511	4.50%, due 5/1/41, #AL0160	$2,440,257
248,575	4.50%, due 6/1/41, #AI4815	266,213
99,268	4.00%, due 7/1/41, #AI0038	104,815
22,165	4.00%, due 8/1/41, #AI8218	23,403
31,507	4.50%, due 9/1/41, #AH3865	33,743
104,405	4.50%, due 9/1/41, #AI4050	111,748
26,991	4.50%, due 9/1/41, #AJ0729	28,907
274,831	4.00%, due 10/1/41, #AJ4052	290,189
779,482	4.00%, due 11/1/41, #AB3946	823,039
1,572,245	4.00%, due 11/1/41, #AJ4668	1,660,102
1,637,609	4.00%, due 11/1/41, #AJ5643	1,729,117
233,409	4.00%, due 12/1/41, #AJ3097	246,452
533,783	4.00%, due 2/1/42, #AJ9774	567,920
309,041	4.00%, due 3/1/42, #AK7153	327,276
411,986	4.00%, due 4/1/42, #MA1028	436,296
	FNMA TBA (b)
12,000,000	3.50%, due 6/15/41	12,429,843
	GNMA Pool
25,844	7.00%, due 9/15/35, #647831X	29,615
98,478	5.00%, due 10/15/35, #642220X	107,181
84,561	5.00%, due 11/15/35, #550718X	91,770
93,777	5.50%, due 11/15/35, #650091X	102,160
49,671	5.50%, due 12/15/35, #646307X	54,204
77,170	5.50%, due 4/15/36, #652534X	83,682
82,367	6.50%, due 6/15/36, #652593X	95,622
47,146	5.50%, due 7/15/36, #608993X	51,124
85,900	6.50%, due 10/15/36, #646564X	97,729
110,863	6.00%, due 11/15/36, #617294X	124,160
147,827	6.50%, due 12/15/36, #618753X	174,529
131,092	5.50%, due 2/15/37, #658419X	142,155
424,207	6.00%, due 4/15/37, #668411X	474,357
363,489	5.00%, due 8/15/37, #671463X	392,658
196,370	6.00%, due 10/15/37, #664379X	219,584
38,582	5.50%, due 8/15/38, #677224X	41,838
236,039	5.50%, due 8/15/38, #691314X	255,959
9,562	5.50%, due 12/15/38, #705632X	10,369
1,420,798	4.50%, due 5/15/39, #717066X	1,529,045
24,105	5.50%, due 6/15/39, #714262X	26,139
1,065,407	5.50%, due 6/15/39, #714720X	1,155,317
1,020,631	4.50%, due 7/15/39, #720160X	1,098,391
2,992,172	5.00%, due 9/15/39, #726311X	3,249,124
15,100	5.50%, due 1/15/40, #723631X	16,375
63,942	5.50%, due 2/15/40, #680537X	69,339
	GNMA TBA (b)
4,000,000	3.50%, due 6/15/42	4,205,937
		120,315,763
Total Mortgage-Backed Securities
(cost $118,418,619)		121,312,730
U.S. GOVERNMENT
INSTRUMENTALITIES 21.7%
U.S. Treasury Notes 21.7%
	U.S. Treasury Note
4,000,000	0.75%, due 9/15/13	4,008,284
15,000,000	0.50%, due 10/15/13	15,024,615
7,000,000	0.75%, due 12/15/13	7,025,158
Total U.S. Government Instrumentalities
(cost $26,054,887)		26,058,057

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2013 (continued)
(Unaudited)

Shares	Value
SHORT-TERM INVESTMENTS 0.7%
834,284	Fidelity Institutional Money
Market Government
Portfolio – Class I, 0.01% (c)	$834,284
Total Short-Term Investments
(cost $834,284)	834,284
Total Investments
(cost $145,307,790)	123.5%	148,205,071
Liabilities less Other Assets	(23.5)%	(28,178,597)
TOTAL NET ASSETS	100.0%	$120,026,474

(a)	Variable rate security. Rate shown reflects the rate in effect as of May 31, 2013.
(b)	Security purchased on a when-issued basis. As of May 31, 2013, the total cost of investments purchased on a when-issued basis was $26,421,406 or 22.0% of total net assets.
(c)	Rate shown is the 7-day annualized yield as of May 31, 2013.
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
TBA – To Be Announced

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Assets and Liabilities – May 31, 2013
(Unaudited)

	BBB	MBS
	Bond Fund	Bond Fund
Assets:
Investments in securities, at value (cost $319,285,866 and $145,307,790, respectively)	$331,641,430	$148,205,071
Deposit at broker for futures contracts	—	1,000
Receivable for fund shares sold	259,660	99,024
Investment receivable	3,144,625	13,433,945
Interest receivable	4,271,835	371,721
Due from investment adviser (Note 4)	42,334	28,404
Collateral receivable from broker	—	1,643
Prepaid expenses	44,311	27,140
Total assets	339,404,195	162,167,948

Liabilities:
Payable for securities purchased	3,427,807	40,072,812
Payable for fund shares redeemed	1,810,534	1,980,445
Payable for distributions	193	141
Administration fees	26,669	19,012
Custody fees	7,635	7,872
Transfer agent fees and expenses	34,987	13,014
Fund accounting fees	37,149	29,840
Audit fees	8,719	8,719
Chief Compliance Officer fee	2,465	1,960
Accrued expenses	14,511	7,659
Total liabilities	5,370,669	42,141,474
Net Assets	$334,033,526	$120,026,474

Net Assets Consist of:
Paid-in capital	$313,489,433	$117,645,356
Undistributed net investment income/(loss)	65,249	(595,300)
Accumulated net realized gain on investments	8,123,280	79,137
Net unrealized appreciation on investments	12,355,564	2,897,281
Net Assets	$334,033,526	$120,026,474

Net Asset Value, Offering Price and Redemption Price Per Share	$9.83	$9.74

Shares Issued and Outstanding
(Unlimited number of shares authorized, par value $0.01)	33,970,658	12,316,731

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Operations – Six Months Ended May 31, 2013
(Unaudited)

	BBB	MBS
	Bond Fund	Bond Fund
Investment Income:
Interest	$7,298,098	$1,085,420
Total investment income	7,298,098	1,085,420

Expenses:
Transfer agent fees and expenses (Note 4)	58,356	24,133
Fund accounting fees (Note 4)	56,272	46,301
Administration fees (Note 4)	42,468	29,069
Registration fees	22,808	12,342
Custody fees (Note 4)	14,530	17,307
Trustees’ fees	10,175	6,365
Audit fees	8,739	8,739
Insurance	5,730	3,397
Reports to shareholders	5,114	2,335
Legal fees	4,691	4,069
Chief Compliance Officer fee (Note 4)	3,703	2,944
Miscellaneous	7,971	4,729
Total expenses	240,557	161,730
Less: Expense reimbursement from Advisor (Note 4)	(240,557)	(161,730)
Net expenses	—	—
Net investment income	7,298,098	1,085,420

Realized and Unrealized Gain/(Loss) on Investments
Net realized gain on investments	8,181,803	79,176
Net change in unrealized appreciation/(depreciation) on investments	(18,063,040)	(2,607,707)
Net loss on investments	(9,881,237)	(2,528,531)
Net decrease in net assets resulting from operations	$(2,583,139)	$(1,443,111)

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Changes in Net Assets

	BBB		MBS
	Bond Fund		Bond Fund
	Six Months		Six Months
	Ended		Ended
	May 31, 2013	Year Ended	May 31, 2013	Year Ended
	(Unaudited)	Nov. 30, 2012	(Unaudited)	Nov. 30, 2012
Increase/(Decrease) in Net Assets From
Operations:
Net investment income	$7,298,098	$14,575,233	$1,085,420	$3,221,176
Net realized gain on investments	8,181,803	10,535,741	79,176	2,435,684
Net change in unrealized appreciation/(depreciation)
on investments	(18,063,040)	12,011,067	(2,607,707)	(93,216)
Net increase in net assets resulting from operations	(2,583,139)	37,122,041	(1,443,111)	5,563,644

Distributions Paid to Shareholders:
Distributions from net investment income	(7,364,923)	(14,556,232)	(1,894,620)	(4,395,560)
Distributions from net realized gains on investments	(10,431,614)	(14,474,369)	(1,282,470)	(315,468)
Total distributions	(17,796,537)	(29,030,601)	(3,177,090)	(4,711,028)

Capital Share Transactions:
Net proceeds from shares sold	32,967,849	176,489,927	13,764,275	54,451,855
Distributions reinvested	4,553,308	9,280,246	1,367,383	2,131,121
Payment for shares redeemed	(66,018,514)	(84,888,859)	(74,986,851)	(21,303,919)
Net increase/(decrease) in net assets
from capital share transactions	(28,497,357)	100,881,314	(59,855,193)	35,279,057
Total increase/(decrease) in net assets	(48,877,033)	108,972,754	(64,475,394)	36,131,673

Net Assets, Beginning of Period	382,910,559	273,937,805	184,501,868	148,370,195
Net Assets, End of Period	$334,033,526	$382,910,559	$120,026,474	$184,501,868
Includes Undistributed Net Investment Income/(Loss) of	$65,249	$132,074	$(595,300)	$235,141

Transactions in Shares:
Shares sold	3,281,136	17,325,808	1,391,861	5,431,616
Shares issued on reinvestment of distributions	452,512	936,282	138,057	212,752
Shares redeemed	(6,548,827)	(8,382,500)	(7,588,235)	(2,122,494)
Net increase/(decrease) in shares outstanding	(2,815,179)	9,879,590	(6,058,317)	3,521,874

The accompanying notes are an integral part of these financial statements.

PIA Funds
BBB BOND FUND
Financial Highlights

	Six Months
	Ended
	May 31, 2013		Year Ended November 30,
	(Unaudited)		2012	2011	2010	2009	2008
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$10.41		$10.18	$10.14	$9.70	$7.76	$9.53

Income From Investment Operations:
Net investment income	0.20		0.46	0.53	0.54	0.56	0.55
Net realized and unrealized gain/(loss)
on investments and swap contracts	(0.29)		0.77	0.05	0.44	1.95	(1.79)
Total from investment operations	(0.09)		1.23	0.58	0.98	2.51	(1.24)

Less Distributions:
Distributions from net investment income	(0.20)		(0.46)	(0.54)	(0.54)	(0.57)	(0.53)
Distributions from net realized gains on investments	(0.29)		(0.54)	—	—	—	—
Total distributions	(0.49)		(1.00)	(0.54)	(0.54)	(0.57)	(0.53)

Net asset value, end of period	$9.83		$10.41	$10.18	$10.14	$9.70	$7.76

Total Return	-0.89	%++	12.89%	5.88%	10.33%	33.28%	-13.58%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$334,034		$382,911	$273,938	$337,421	$331,490	$165,352
Ratio of expenses to average net assets:
Net of expense reimbursement	0.00	%+	0.00%	0.00%	0.00%	0.00%	0.00%
Before expense reimbursement	0.13	%+	0.13%	0.13%	0.12%	0.14%	0.18%
Ratio of net investment income to average net assets:
Net of expense reimbursement	4.00	%+	4.61%	5.13%	5.41%	6.35%	6.06%
Before expense reimbursement	3.87	%+	4.48%	5.00%	5.29%	6.21%	5.88%
Portfolio turnover rate	20	%++	75%	58%	45%	84%	39%

+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

PIA Funds
MBS BOND FUND
Financial Highlights

	Six Months
	Ended
	May 31, 2013		Year Ended November 30,
	(Unaudited)		2012	2011	2010	2009	2008
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$10.04		$9.99	$10.14	$10.14	$10.35	$10.25

Income From Investment Operations:
Net investment income	0.05		0.19	0.28	0.32	0.49	0.59
Net realized and unrealized gain on investments	(0.17)		0.14	0.13	0.11	0.38	0.07
Total from investment operations	(0.12)		0.33	0.41	0.43	0.87	0.66

Less Distributions:
Distributions from net investment income	(0.11)		(0.26)	(0.35)	(0.34)	(0.51)	(0.56)
Distributions from net realized gains on investments	(0.07)		(0.02)	(0.21)	(0.09)	(0.57)	(0.00)#
Total distributions	(0.18)		(0.28)	(0.56)	(0.43)	(1.08)	(0.56)

Net asset value, end of period	$9.74		$10.04	$9.99	$10.14	$10.14	$10.35

Total Return	-1.07	%++	3.37%	4.32%	4.37%	9.05%	6.64%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$120,026		$184,502	$148,370	$122,332	$106,098	$108,337
Ratio of expenses to average net assets:
Net of expense reimbursement	0.00	%+	0.00%	0.00%	0.00%	0.00%	0.00%
Before expense reimbursement	0.19	%+	0.17%	0.18%	0.19%	0.20%	0.19%
Ratio of net investment income to average net assets:
Net of expense reimbursement	1.28	%+	1.90%	2.83%	3.22%	4.93%	5.33%
Before expense reimbursement	1.09	%+	1.73%	2.65%	3.03%	4.73%	5.14%
Portfolio turnover rate	197	%++	278%	122%	388%	108%	126%

+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

PIA Funds
Notes to Financial Statements – May 31, 2013
(Unaudited)

Note 1 – Organization
The PIA BBB Bond Fund and the PIA MBS Bond Fund (the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Currently, the Funds offer the Managed Account Completion Shares (MACS) class.  Each of the Funds is diversified and has separate assets and liabilities and differing investment objectives.  The investment objective of the PIA BBB Bond Fund (the “BBB Bond Fund”) is to seek to provide a total rate of return that approximates that of bonds rated within the BBB category by Standard and Poor’s Rating Group, the Baa category by Moody’s Investors Services or the BBB category by Fitch, Inc.  The investment objective of the PIA MBS Bond Fund (the “MBS Bond Fund”) is to seek to provide a total rate of return that approximates that of mortgage-backed securities (“MBS”) included in the Barclays Capital U.S. MBS Fixed Rate Index.  The BBB Bond Fund and the MBS Bond Fund commenced operations on September 25, 2003 and February 28, 2006, respectively.  Only authorized investment advisory clients of Pacific Income Advisers, Inc. are eligible to invest in the Funds.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Funds on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations. The Funds are required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Funds’ net asset values if the Funds make such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Funds may also enter into dollar rolls in which the Funds sell securities purchased on a forward-commitment basis and simultaneously contract with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Funds to “rollover” their purchase commitments, the Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

Federal Income Taxes – It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2010 – 2012, or expected to be taken in the Funds’ 2013 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

PIA Funds
Notes to Financial Statements – May 31, 2013 (continued)
(Unaudited)

Expenses – Each Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective security.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Funds distribute substantially all net investment income, if any, monthly and net realized gains, if any, annually.  The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds expect the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Events Subsequent to the Fiscal Period End – In preparing the financial statements as of May 31, 2013, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements.

Note 3 – Securities Valuation
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

PIA Funds
Notes to Financial Statements – May 31, 2013 (continued)
(Unaudited)

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.  The Funds’ investments are carried at fair value.

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

All foreign securities owned by the BBB Bond Fund are U.S. dollar denominated.

U.S. Government Securities – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. government securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Agency Securities – U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

PIA Funds
Notes to Financial Statements – May 31, 2013 (continued)
(Unaudited)

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.  Credit default swaps are valued daily based upon quotations from market makers and are typically categorized in level 2 of the fair value hierarchy.

Short-Term Securities – Short-term securities which mature in 60 days or less are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value).  Short-term securities which mature after 60 days are valued at market.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset values per share.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of May 31, 2013:

BBB Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$292,402,802	$—	$292,402,802
Sovereign Bonds	—	31,900,250	—	31,900,250
Total Fixed Income	—	324,303,052	—	324,303,052
Short-Term Investments	7,338,378	—	—	7,338,378
Total Investments	$7,338,378	$324,303,052	$—	$331,641,430

PIA Funds
Notes to Financial Statements – May 31, 2013 (continued)
(Unaudited)

MBS Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Commercial Mortgage-Backed
Securities	$—	$996,967	$—	$996,967
Mortgage-Backed Securities –
U.S. Government Agencies	—	120,315,763	—	120,315,763
U.S. Government Instrumentalities	—	26,058,057	—	26,058,057
Total Fixed Income	—	147,370,787	—	147,370,787
Short-Term Investments	834,284	—	—	834,284
Total Investments	$834,284	$147,370,787	$—	$148,205,071

Refer to the Funds’ Schedule of Investments for a detailed break-out of securities.  Transfers between levels are recognized at May 31, 2013, the end of the reporting period.  The Funds recognized no transfers to/from level 1 or level 2. There were no level 3 securities held in the Funds during the six months ended May 31, 2013.

New Accounting Pronouncement – In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Funds are currently evaluating the impact ASU 2013-01 will have on the financial statement disclosures.

Note 4 – Investment Advisory Fee and Other Transactions with Affiliates
The Funds have investment advisory agreements with Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  Under the agreement, the Funds do not pay the Adviser an investment advisory fee.  However, investors in the Funds will be charged investment advisory fees by the Adviser and persons other than the Adviser.  Clients of PIA pay PIA an investment advisory fee to manage their assets, including assets invested in the Funds.  Participants in “wrap-fee” programs pay fees to the program sponsor, who in turn pays fees to the Adviser.

The Funds are responsible for their own operating expenses.  PIA has voluntarily agreed to limit the total expenses of the Funds to an annual rate of 0.00% of average daily net assets through March 29, 2014.  This waiver may be discontinued at any time after March 29, 2014 as long as the Adviser provides shareholders of the Funds with written notice six months in advance of the discontinuance.  The Adviser may not recoup expense reimbursements in future periods.  For the six months ended May 31, 2013, the Adviser absorbed Fund expenses in the amount of $240,557 and $161,730 for the BBB Bond Fund and the MBS Bond Fund, respectively.

PIA Funds
Notes to Financial Statements – May 31, 2013 (continued)
(Unaudited)

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are employees of the Administrator.

For the six months ended May 31, 2013, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

	BBB Bond Fund	MBS Bond Fund
Administration	$42,468	$29,069
Fund Accounting	56,272	46,301
Transfer Agency
(excludes out-of-pocket expenses and sub-ta fees)	51,158	19,331
Custody	14,530	17,307
Chief Compliance Officer	3,703	2,944

At May 31, 2013, the Funds had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank, N.A. for custody fees in the following amounts:

	BBB Bond Fund	MBS Bond Fund
Administration	$26,669	$19,012
Fund Accounting	37,149	29,840
Transfer Agency
(excludes out-of-pocket expenses and sub-ta fees)	31,054	10,099
Custody	7,635	7,872
Chief Compliance Officer	2,465	1,960

Note 5 – Purchases and Sales of Securities
	Non-Government		U.S. Government
	Purchases	Sales	Purchases	Sales
BBB Bond Fund	$71,703,121	$112,129,599	—	—
MBS Bond Fund	304,815,645	335,992,189	—	—

Purchases and sales of U.S. Government securities include only long-term purchases and sales of securities directly issued by the U.S. Government such as U.S. Treasury notes and bonds.

PIA Funds
Notes to Financial Statements – May 31, 2013 (continued)
(Unaudited)

Note 6 – Derivative Instruments
The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification.  The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

During the six months ended May 31, 2013, the Funds did not hold derivative instruments.

Note 7 – Line of Credit
The BBB Bond Fund has a line of credit in the amount of $18,400,000.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the BBB Bond Fund’s custodian, U.S. Bank N.A.  During the six months ended May 31, 2013, the BBB Bond Fund did not draw upon its line of credit.

Note 8 – Federal Income Tax Information
Net investment income and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of paydowns.

The tax character of distributions paid during the six months ended May 31, 2013 and the year ended November 30, 2012 was as follows:

	BBB Bond Fund		MBS Bond Fund
	May 31, 2013	Nov. 30, 2012	May 31, 2013	Nov. 30, 2012
Ordinary income	$7,767,811	$14,556,232	$3,177,090	$4,711,028
Long-term capital gains	10,028,726	14,474,369	—	—

Ordinary income distributions may include dividends paid from short-term capital gains.

As of November 30, 2012, the Funds’ most recently completed fiscal year end, the components of capital on a tax basis were as follows:

	BBB Bond Fund	MBS Bond Fund
Cost of investments (a)	$349,588,228	$223,627,151
Gross unrealized appreciation	31,334,031	5,505,001
Gross unrealized depreciation	(973,736)	(13)
Net unrealized appreciation	30,360,295	5,504,988
Undistributed ordinary income	534,899	1,496,331
Undistributed long-term capital gain	10,028,575	—
Total distributable earnings	10,563,474	1,496,331
Other accumulated gains/(losses)	—	—
Total accumulated earnings/(losses)	$40,923,769	$7,001,319

(a)
The difference between book-basis and tax-basis net unrealized appreciation in the BBB Bond Fund is attributable primarily to wash sales.  The book-basis and tax-basis net unrealized appreciation is the same in the MBS Bond Fund.

PIA Funds
Notice to Shareholders – May 31, 2013
(Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available by calling 1-800-251-1970.

PIA Funds
Approval of Investment Advisory Agreement
(Unaudited)

At a meeting held on December 4-6, 2012, the Board, including all the persons who are Independent Trustees as defined under the Investment Company Act of 1940, as amended, considered and approved the continuance of the Advisory Agreements for the PIA BBB Bond Fund and PIA MBS Bond Fund (the “Funds”) with Pacific Income Advisors, Inc. (the “Adviser”) for another annual term.  At this meeting, and at a prior meeting held on October 24-25, 2012, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreements.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s continuance of the Advisory Agreements:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENTS.  The Board considered the Adviser’s specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, and the Adviser’s business continuity plan.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser to discuss various marketing and compliance topics, including the Adviser’s diligence in risk oversight.  The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreements and that the nature, overall quality, cost and extent of such management services are satisfactory.

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Funds as of August 31, 2012 on both an absolute basis, and in comparison to both benchmarks and their peer funds as classified by Lipper and Morningstar.  While the Board considered performance over both short and long term periods, it placed less emphasis on very short term performance and greater emphasis on longer term performance. When reviewing performance against the comparative peer group universe, the Board took into account that the investment objective and strategies of the Funds, as well as their level of risk tolerance, may differ significantly from funds in the peer universe.

PIA BBB Bond Fund:  The Board noted that the BBB Bond Fund’s performance, with regard to its Lipper comparative universe, was above its peer group median and Lipper Index for all relevant periods, except for the one-year period.  The Board noted that the BBB Bond Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median and average for the five-year period, and below its peer group median and average for all other relevant periods.  The Board also reviewed the performance of the Fund against broad-based securities market benchmarks.

PIA Funds
Approval of Investment Advisory Agreement (continued)
(Unaudited)

PIA MBS Bond Fund:  The Board noted that the MBS Bond Fund’s performance, with regard to its Lipper comparative universe, was above its peer group median and Lipper Index for the five-year and since inception periods, and below its peer group median and Lipper Index for the three-month, year-to-date, one-year and three-year periods.  The Board noted that the MBS Bond Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median and average for the five-year and since inception periods, above its peer group median but below its peer group average for the three month period, and below its peer group median and average for the year-to-date, one-year and three-year periods.  The Board also reviewed the performance of the Fund against a broad-based securities market benchmark.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENTS.  In considering the appropriateness of the advisory fee, the Board considered the level of the fee itself as well as the total fees and expenses of each Fund. The Board reviewed information as to fees and expenses of advisers and funds within the relevant Lipper peer funds as well as fees and expenses of separate accounts for other types of clients advised by the Adviser.  The Board also considered that the Adviser does not manage any separate accounts with a similar strategy to that of the Funds.

PIA BBB Bond Fund:  The Board noted that the Adviser does not charge management fees to the BBB Bond Fund.  The Board recognized that clients of the Adviser pay the Adviser an investment advisory fee to manage their assets as part of wrap programs or other investment advisory accounts, including assets invested in the BBB Bond Fund.   The Board noted that the Adviser had also voluntarily absorbed all of the Fund’s ordinary operating expenses.

PIA MBS Bond Fund:  The Board noted that the Adviser does not charge management fees to the MBS Bond Fund.  The Board recognized that clients of the Adviser pay the Adviser an investment advisory fee to manage their assets as part of wrap programs or other investment advisory accounts, including assets invested in the MBS Bond Fund.   The Board noted that the Adviser had also voluntarily absorbed all of the Fund’s ordinary operating expenses.

4.
ECONOMIES OF SCALE.  The Board also considered that economies of scale would be expected to be realized by the Adviser as the assets of the Funds grow.  The Board noted that since the Adviser does not charge a management fee to the Funds, and has absorbed all of the Funds’ ordinary operating expenses, such economies of scale might be realized in the form of reinvestment by the Adviser in its research, compliance and other advisory operations.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS. The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds. The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional benefits derived by the Adviser from its relationship with the Funds, including the advisory fee it received from the wrap programs and other advisory accounts associated with assets invested in the Funds.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreements was not excessive, and that the Adviser had maintained adequate resources and profit levels to support the services it provides to the Funds.

PIA Funds
Approval of Investment Advisory Agreement (continued)
(Unaudited)

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreements for the PIA BBB Bond Fund and PIA MBS Bond, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Adviser, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreements for the PIA BBB Bond Fund and PIA MBS Bond would be in the best interest of each Fund and its shareholders.

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI   53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY  10022

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

PIA Funds

– PIA Moderate
Duration Bond Fund

– PIA Short-Term
Securities Fund

Semi-Annual Report

May 31, 2013

PIA Funds

Dear Shareholder:

We are pleased to provide you with this semi-annual report for the six month period ended May 31, 2013 regarding the following series of the PIA Mutual Funds for which Pacific Income Advisers, Inc. (PIA) is the adviser: the PIA Short-Term Securities Fund and the PIA Moderate Duration Bond Fund.

During the six month period ended May 31, 2013, the total returns, including the reinvestment of dividends and capital gains, were as follows:

PIA Short-Term Securities Fund	0.03%
PIA Moderate Duration Bond Fund	-0.82%

PIA Short-Term Securities Fund
The PIA Short-Term Securities Fund’s return of 0.03% for the six month period ended May 31, 2013 was modestly below the Fund’s benchmark index, the BofA Merrill Lynch 1-Year U.S. Treasury Note Index, which returned 0.16% for the same period, and that of the Barclays Capital U.S. Government/Corporate 1-Year Duration Index return of 0.14%.  The Fund’s total return is net of 0.17% in Fund fees and expenses for the six months, compared to the benchmark index, which does not incur fees and expenses.  As stated in the current prospectus, the Fund’s gross expense ratio is 0.38%.

PIA has contractually agreed to waive all or a portion of its management fees and pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) do not exceed 0.35% of the Fund’s average daily net assets through March 29, 2014.

During this period, the Fund had approximately a neutral maturity structure relative to the Fund’s benchmark index.  The Fund also had an overweight in short average life/floating rate government mortgage-backed securities, agencies and corporate notes which added yield to the portfolio.  At the same time, some spread widening in some of the corporate notes in the Fund contributed to a modest underperformance.  During the period we continued to add short term corporate bonds that offered attractive yield, as we believe that they will not only provide the portfolio with additional yield, but will also outperform similar maturity Treasuries as the U.S. economy gradually improves.

PIA Moderate Duration Bond Fund
The PIA Moderate Duration Bond Fund’s return of -0.82% for the six month period ended May 31, 2013 was higher than the Fund’s benchmark index, the Barclays Capital U.S. Aggregate Bond Index, which returned -1.05% for the same period.  The Fund’s total return is net of 0.25% in Fund fees and expenses for the six months, compared to the benchmark index, which does not incur fees and expenses.  As stated in the current prospectus, the Fund’s gross expense ratio is 0.80% and the Fund’s Net Annual Fund Operating Expenses including acquired fund fees and expenses is 0.51%.

PIA has contractually agreed to waive all or a portion of its management fees and pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) do not exceed 0.50% of the Fund’s average daily net assets through March 29, 2014.

The Fund’s outperformance was mainly due to its overweight in investment grade and high yield corporate securities and to a lesser extent due to its modestly shorter duration in a period of rising interest rates.

The Gross Domestic Product’s annual rate of growth was 2.4% for the first quarter of 2013 compared to 0.4% during the fourth quarter of 2012 and 1.7% for all of 2012.  The housing sector continued to improve and unemployment levels declined to 7.6%.  The Federal Reserve maintained its easier monetary policy by keeping the Federal Funds Rate close to zero and implementing a third round of its quantitative easing (QE) program.  Inflation, as measured by the Consumer Price Index, declined to 1.1% year over year at April 2013, down from 2.3% year over year at April 2012.

PIA Funds

The prospects of an improving economy and the Federal Reserve tapering their QE program caused yields to rise.  Yields on 5-year Treasury notes and 30-year Treasury bonds rose by 40 and 47 basis points (bp), respectively, from November 30, 2012 to May 31, 2013.  Yields on one-year Treasuries were 4 bp lower.

Interest rate spreads on BBB rated bonds relative to Treasuries declined during the period from 188 bp to 170 bp.  Spreads on Agency Mortgage-Backed Securities fell from 169 bp to 151 bp, as the demand for yield helped both sectors.

Please take a moment to review each Fund’s statements of assets and the results of operations for the six month period ended May 31, 2013.  We look forward to reporting to you again with the annual report dated November 30, 2013.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

Past performance is not a guarantee of future results.

Opinions expressed above are those of the adviser and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in Asset-Backed and Mortgage-Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

The Funds may also use options and futures contracts and the Moderate Duration Bond Fund may also use swaps, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency rates.  Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments.  These risks are fully disclosed in the Prospectus.

The Moderate Duration Bond Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund.  Therefore, the Fund is more exposed to market volatility than a diversified fund.  Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.

The Barclays Capital U.S. Aggregate Bond Index (the “Index”) is an unmanaged index presented for comparative purposes only.  The Index represents securities that are U.S. domestic, taxable, and dollar denominated.  The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.  The BofA Merrill Lynch 1 Year U.S. Treasury Note Index (the “Index”) is an unmanaged index presented for comparative purposes only.  The Index is comprised of a single U.S. Treasury issue with approximately one year to final maturity purchased at the beginning of each month and held for one full month.  At the end of the month, that issue is sold and rolled into a newly selected issue.  The Barclays Capital U.S. Government/Corporate 1-Year Duration Index is an unmanaged index, which represents the short-term U.S. investment grade bond market as well as short-term U.S. government agency and Treasury securities.  You cannot invest directly in an index.

Gross Domestic Product is the amount of goods and services produced in a year, in a country.

Consumer Price Index measures the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care.

Basis point equals 1/100th of 1%.

Please refer to the Schedule of Investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor

PIA Funds
Expense Example – May 31, 2013
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/12 –5/31/13).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.50% and 0.35% per the Operating Expenses Limitation Agreement for the PIA Moderate Duration Bond Fund and the PIA Short-Term Securities Fund, respectively.  Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 12/1/12	Value 5/31/13	Period 12/1/12 – 5/31/13*
PIA Moderate Duration Bond Fund
Actual	$1,000.00	$ 991.80	$2.48
Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	$2.52

PIA Short-Term Securities Fund
Actual	$1,000.00	$1,000.30	$1.75
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$1.77

*
Expenses are equal to a Fund’s annualized expense ratio, multiplied by the average account values over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratios of the PIA Moderate Duration Bond Fund and the PIA Short-Term Securities Fund are 0.50% and 0.35%, respectively.

PIA Funds
PIA MODERATE DURATION BOND FUND
Allocation of Portfolio Assets – May 31, 2013
(Unaudited)

Investments by Type
As a Percentage of Total Investments

PIA Funds
PIA SHORT-TERM SECURITIES FUND
Allocation of Portfolio Assets – May 31, 2013
(Unaudited)

Investments by Type
As a Percentage of Total Investments

PIA Funds
PIA MODERATE DURATION BOND FUND
Schedule of Investments – May 31, 2013
(Unaudited)

Principal Amount		Value
CORPORATE BONDS 40.2%
Agriculture 2.1%
	Archer-Daniels-Midland Co.
$275,000	5.375%, due 9/15/35	$308,652
	Bunge Limited Finance Corp.
400,000	8.50%, due 6/15/19	512,571
		821,223
Auto Service 1.1%
	American Axle &
	Manufacturing, Inc.
200,000	6.625%, due 10/15/22	216,250
	Meritor, Inc.
250,000	6.75%, due 6/15/21	248,125
		464,375
Banks 4.3%
	Bank of America Corp.
325,000	5.125%, due 11/15/14	343,668
	CIT Group, Inc.
200,000	5.00%, due 8/15/22	213,975
	Citigroup, Inc.
400,000	4.50%, due 1/14/22	433,986
	JPMorgan Chase & Co.
370,000	4.50%, due 1/24/22	401,811
	Wells Fargo Co.
400,000	1.50%, due 1/16/18	396,268
		1,789,708
Beverages 1.2%
	Anheuser-Busch
	Inbev Worldwide
466,897	9.75%, due 11/17/15 (d)	490,242
Brokers 1.5%
	Goldman Sachs Group, Inc.
400,000	5.25%, due 7/27/21	446,363
	Morgan Stanley
150,000	6.625%, due 4/1/18	176,736
		623,099
Chemicals 5.8%
	Axiall Corp.
100,000	4.88%, due 5/15/23	100,875
	Cabot Corp.
400,000	2.55%, due 1/15/18	405,909
	CF Industries Holdings, Inc.
400,000	6.875%, due 5/1/18	481,106
	Dow Chemical Co.
380,000	3.00%, due 11/15/22	369,153
	Eastman Chemical Co.
400,000	3.60%, due 8/15/22	409,694
	Methanex Corp.
125,000	3.25%, due 12/15/19	125,431
	RPM International, Inc.
400,000	6.125%, due 10/15/19	470,842
		2,363,010
Commercial Finance 0.6%
	GATX Corp.
260,000	3.90%, due 3/30/23	261,781
Construction Machinery 0.7%
	Terex Corp.
250,000	6.50%, due 4/1/20	269,375
Construction and Engineering 0.6%
	Mastec, Inc.
250,000	4.875%, due 3/15/23	247,500
Diversified Financial Services 1.0%
	General Electric Capital Corp.
350,000	5.00%, due 1/8/16	385,233
Electric Utilities 1.4%
	Duke Energy Carolinas
450,000	6.10%, due 6/1/37	554,296
Electrical Equipment 0.3%
	General Cable Corp.
100,000	5.75%, due 10/1/22	103,500

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MODERATE DURATION BOND FUND
Schedule of Investments – May 31, 2013 (continued)
(Unaudited)

Principal Amount		Value
Energy 0.6%
	Calumet Specialty
	Products Partners
$200,000	9.375%, due 5/1/19	$223,500
Environmental Services 0.3%
	Clean Harbors, Inc.
125,000	5.125%, due 6/1/21	129,375
Equipment Rental and Leasing 0.8%
	H & E Equipment Services, Inc.
200,000	7.00%, due 9/1/22	217,000
	TRAC Intermodal LLC
100,000	11.00%, due 8/15/19	110,875
		327,875
Financial Services 0.5%
	Apollo Investment Corp.
200,000	5.75%, due 1/15/16	214,000
Food 1.0%
	Tyson Foods, Inc.
380,000	4.50%, due 6/15/22	405,997
Food and Beverage 0.7%
	Chiquita Brands International, Inc.
250,000	7.875%, due 2/1/21	269,375
Hardware 0.6%
	NCR Corp.
250,000	4.625%, due 2/15/21	248,750
Healthcare 0.5%
	Davita, Inc.
200,000	5.75%, due 8/15/22	214,000
Home Building 1.0%
	NVR, Inc.
400,000	3.95%, due 9/15/22	398,904
Insurance 1.7%
	American International
	Group, Inc.
270,000	5.85%, due 1/16/18	311,519
	MetLife, Inc.
350,000	5.00%, due 6/15/15	379,397
		690,916
Medical Equipment 0.8%
	Thermo Fisher Scientific, Inc.
320,000	3.15%, due 1/15/23	309,266
Medical/Drugs 2.9%
	Amgen, Inc.
300,000	6.40%, due 2/1/39	366,345
	GlaxoSmithKline
400,000	5.65%, due 5/15/18	476,064
	Wyeth
275,000	5.45%, due 4/1/17	317,850
		1,160,259
Metals and Mining 1.3%
	FMG Resources
250,000	6.875%, due 4/1/22	253,438
	Freeport-McMoRan
	Copper & Gold, Inc.
300,000	3.10%, due 3/15/20	293,957
		547,395
Mining 0.9%
	Rio Tinto Finance USA Ltd.
300,000	6.50%, due 7/15/18	365,256
Oil and Gas 0.9%
	Basic Energy Services, Inc.
150,000	7.75%, due 10/15/22	158,625
	Statoil ASA
210,000	2.65%, due 1/15/24	201,039
		359,664
Paper 0.7%
	Cascades, Inc.
250,000	7.875%, due 1/15/20	269,375

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MODERATE DURATION BOND FUND
Schedule of Investments – May 31, 2013 (continued)
(Unaudited)

Principal Amount		Value
Retail 1.2%
	Walgreen Co.
$500,000	3.10%, due 9/15/22	$494,612
Software 1.1%
	Equifax, Inc.
470,000	3.30%, due 12/15/22	458,153
Telecommunications 1.0%
	Sprint Nextel Corp.
250,000	6.00%, due 12/1/16	270,625
	Verizon Communications, Inc.
100,000	7.75%, due 12/1/30	135,093
		405,718
Tools 1.1%
	Stanley Black & Decker, Inc.
400,000	5.20%, due 9/1/40	437,094
Total Corporate Bonds
(cost $15,458,605)		16,302,826

SOVEREIGN BONDS 2.1%
	Federal Republic of Brazil
326,828	12.50%, due 1/5/16 (d)	366,047
	Republic of Chile
468,968	5.50%, due 8/5/20 (d)	496,872
		862,919
Total Sovereign Bonds
(cost $957,140)		862,919
MORTGAGE-BACKED SECURITIES 30.2%
U.S. Government Agencies 30.2%
	FHLMC Pool
21,336	4.50%, due 12/1/14, #B17362	21,714
13,693	4.50%, due 6/1/24, #G13584	14,585
294,522	4.50%, due 10/1/24, #J10934	312,882
19,231	4.50%, due 6/1/25, #G14013	20,394
365,743	5.50%, due 5/1/26, #D96978	397,256
67,486	5.00%, due 7/1/37, #A62994	72,157
448,277	5.00%, due 4/1/38, #A75230	479,301
115,350	5.50%, due 11/1/38, #G08300	124,080
312,653	5.50%, due 1/1/39, #G05072	336,318
59,844	5.00%, due 2/1/39, #G05518	63,986
137,514	4.50%, due 7/1/39, #A87307	145,898
74,593	4.00%, due 8/1/39, #A87714	78,473
22,349	4.50%, due 11/1/39, #A89870	23,712
634,786	5.00%, due 2/1/40, #A91627	678,717
47,123	4.50%, due 5/1/40, #G06047	49,996
55,069	5.50%, due 5/1/40, #G06091	59,237
512,817	4.50%, due 6/1/40, #A92533	544,404
19,020	4.50%, due 8/1/40, #G06024	20,566
235,576	4.50%, due 10/1/40, #G06062	250,087
	FHLMC TBA
1,000,000	3.00%, due 6/15/43 (f)	1,001,563
	FNMA Pool
211,112	5.50%, due 1/1/38, #952038	228,774
117,763	5.00%, due 4/1/38, #929301	127,036
531,858	5.50%, due 8/1/38, #889988	594,968
135,352	5.00%, due 3/1/39, #995906	146,010
1,371,839	4.00%, due 12/1/39, #AE0215	1,448,924
790,121	5.00%, due 5/1/40, #AD6374	864,193
77,206	4.00%, due 10/1/40, #AE6083	81,448
519,655	4.00%, due 11/1/41, #AB3946	548,693
	FNMA TBA
1,000,000	3.50%, due 6/15/41 (f)	1,035,820
	GNMA Pool
18,402	5.00%, due 1/15/34, #626039	20,028
15,264	5.00%, due 6/15/37, #565183	16,489
76,860	4.50%, due 10/15/38, #782441	82,283
228,126	5.00%, due 1/15/39, #708121	247,716
458,171	5.00%, due 6/15/39, #713464	497,517
111,394	4.50%, due 9/15/40, #733483	120,160
219,150	5.00%, due 9/15/40, #731669	239,887
682,337	4.50%, due 6/15/41, #724138	730,485
483,912	4.50%, due 6/15/41, #749259	522,897
		12,248,654
Total Mortgage-Backed Securities
(cost $11,892,149)		12,248,654

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MODERATE DURATION BOND FUND
Schedule of Investments – May 31, 2013 (continued)
(Unaudited)

Principal Amount/
Shares			Value
U.S. GOVERNMENT AGENCIES AND
INSTRUMENTALITIES 26.6%
U.S. Government Agencies 7.2%
	FNMA
$1,900,000	0.50%, due 9/28/15		$1,904,497
1,000,000	0.38%, due 12/21/15		998,299
			2,902,796
U.S. Treasury Bonds 2.3%
	U.S. Treasury Bond
835,000	3.75%, due 8/15/41		913,543
U.S. Treasury Notes 17.1%
	U.S. Treasury Note
1,800,000	0.75%, due 9/15/13		1,803,728
3,000,000	0.75%, due 12/15/13		3,010,781
500,000	2.50%, due 6/30/17		534,141
150,000	2.00%, due 2/15/22		150,762
1,490,000	2.00%, due 2/15/23		1,474,401
			6,973,813
Total U.S. Government Agencies
and Instrumentalities
(cost $10,959,362)			10,790,152

OPEN-END FUNDS 3.3%
135,892	PIA BBB Bond Fund (g)		1,335,816
Total Open-End Funds
(cost $1,346,687)			1,335,816
RIGHTS 0.0%
1	Global Crossing North
	America, Inc. Liquidating
	Trust (a) (b) (cost $0)		—

SHORT-TERM INVESTMENTS 2.2%
889,848	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 0.01% (c)		889,847
6	Invesco STIT – Treasury
	Portfolio – Institutional Class,
	0.02% (c)		6
Total Short-Term Investments
(cost $889,853)			889,853
Total Investments
(cost $41,503,796)		104.6%	42,430,220
Liabilities less Other Assets		(4.6)%	(1,881,344)
TOTAL NET ASSETS		100.0%	$40,548,876

(a)
Restricted security.  The interest in the liquidating trust was acquired through a distribution on December 9, 2003.  As of May 31, 2013, the security had a cost and value of $0 (0.0% of total net assets).

(b)	Valued at a fair value in accordance with procedures established by the Fund’s Board of Trustees.
(c)	Rate shown is the 7-day annualized yield as of May 31, 2013.
(d)	Par and market value for foreign securities are shown in U.S. dollars.
(e)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  The Fund’s adviser has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of May 31, 2013, the value of these investments was $1,132,020 or 2.8% of total net assets.

(f)	Security purchased on a when-issued basis. As of May 31, 2013, the total cost of investments purchased on a when-issued basis was $2,092,969 or 5.2% of total net assets.
(g)	Investment in affiliated security. This Fund is advised by Pacific Income Advisers, Inc., which also serves as adviser to the Moderate Duration Bond Fund.
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
TBA – To Be Announced

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA SHORT-TERM SECURITIES FUND
Schedule of Investments – May 31, 2013
(Unaudited)

Principal Amount		Value
CORPORATE BONDS 38.9%
Agricultural Equipment 0.8%
	John Deere Capital Corp.
$1,000,000	0.75%, due 1/22/16	$999,427
Autos 0.8%
	Ford Motor Credit Co. LLC
1,000,000	1.70%, due 5/9/16	998,234
Banks 8.8%
	Bank of America Corp.
1,000,000	4.50%, due 4/1/15	1,058,450
	Bank of New York Mellon
1,300,000	2.95%, due 6/18/15	1,359,704
	BB&T Corp.
1,000,000	5.20%, due 12/23/15	1,101,348
	Capital One Financial Corp.
700,000	2.15%, due 3/23/15	714,005
	Citigroup, Inc.
1,000,000	2.65%, due 3/2/15	1,027,270
	JPMorgan Chase & Co.
1,500,000	1.875%, due 3/20/15	1,526,331
	State Street Corp.
1,550,000	4.30%, due 5/30/14	1,609,907
	Suntrust Banks, Inc.
650,000	3.60%, due 4/15/16	693,323
	Wells Fargo & Co.
1,500,000	3.75%, due 10/1/14	1,562,024
		10,652,362
Biotech 0.6%
	Amgen, Inc.
700,000	2.30%, due 6/15/16	722,573
Brokers 1.1%
	Goldman Sachs Group, Inc.
1,300,000	3.30%, due 5/3/15	1,352,549
Chemicals 1.2%
	Dow Chemical Co.
700,000	2.50%, due 2/15/16	727,327
	Eastman Chemical Co.
700,000	3.00%, due 12/15/15	733,156
		1,460,483
Computer Equipment 1.1%
	Cisco Systems, Inc.
1,300,000	1.625%, due 3/14/14	1,312,763
Computer Hardware 0.8%
	Apple, Inc.
1,000,000	0.45%, due 5/3/16	993,897
Consumer Finance 1.1%
	American Express Credit
1,300,000	1.75%, due 6/12/15	1,325,611
Diversified Financial Services 1.3%
	General Electric Capital Corp.
1,550,000	3.75%, due 11/14/14	1,620,320
Diversified Minerals 0.7%
	BHP Billiton Finance USA, Ltd.
800,000	1.00%, due 2/24/15	806,770
Electric Utilities 0.8%
	Dominion Resources, Inc.
700,000	1.95%, due 8/15/16	718,577
	Southern California Edison Co.
255,000	5.75%, due 3/15/14	265,240
		983,817
Electrical Equipment 0.9%
	Tyco International Group SA
1,000,000	3.375%, due 10/15/15	1,051,792
Finance 0.9%
	SLM Corp.
1,000,000	6.25%, due 1/25/16	1,066,287
Financial Services 1.0%
	CME Group, Inc.
1,200,000	5.75%, due 2/15/14	1,242,887

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA SHORT-TERM SECURITIES FUND
Schedule of Investments – May 31, 2013 (continued)
(Unaudited)

Principal Amount		Value
Food 0.9%
	Conagra Foods, Inc.
$330,000	1.30%, due 1/25/16	$332,295
	Kraft Foods Group, Inc.
700,000	1.625%, due 6/4/15	710,093
		1,042,388
Food and Beverage 1.1%
	Pepsico, Inc.
1,300,000	0.70%, due 8/13/15	1,302,963
Health Care 0.8%
	McKesson Corp.
1,000,000	0.95%, due 12/4/15	1,003,083
Insurance 3.6%
	Aetna Inc.
1,000,000	6.00%, due 6/15/16	1,142,558
	American International
	Group, Inc.
700,000	3.00%, due 3/20/15	725,363
	CNA Financial Corp.
88,000	5.85%, due 12/15/14	94,072
	Metlife, Inc.
850,000	2.375%, due 2/6/14	860,655
	Prudential Financial Inc.
700,000	4.75%, due 9/17/15	758,687
	Wellpoint, Inc.
650,000	5.25%, due 1/15/16	718,137
		4,299,472
Life Sciences Equipment 0.7%
	Thermo Fisher Scientific, Inc.
800,000	3.20%, due 5/1/15	829,971
Manufacturing 0.2%
	ITT Corp.
232,000	7.375%, due 11/15/15	265,044
Media 1.2%
	Time Warner, Inc.
685,000	3.15%, due 7/15/15	717,669
	Viacom Inc.
700,000	1.25%, due 2/27/15	704,129
		1,421,798
Medical Equipment 0.6%
	Boston Scientific Corp.
700,000	4.50%, due 1/15/15	739,342
Medical/Drugs 1.1%
	Eli Lilly & Co.
500,000	4.20%, due 3/6/14	514,438
	Wyeth
800,000	5.50%, due 2/1/14	826,437
		1,340,875
Metals and Mining 1.2%
	Glencore Funding LLC
500,000	1.70%, due 5/27/16 (a)	498,816
	Rio Tinto Finance USA Ltd.
1,000,000	1.875%, due 11/2/15	1,022,571
		1,521,387
Oil and Gas 0.6%
	Anadarko Petroleum Corp.
600,000	5.95%, due 9/15/16	684,410
Retail 1.9%
	Target Corp.
1,300,000	1.125%, due 7/18/14	1,310,443
	Wal-Mart Stores, Inc.
1,000,000	1.625%, due 4/15/14	1,010,735
		2,321,178
Semiconductors 1.1%
	Texas Instruments, Inc.
1,300,000	1.375%, due 5/15/14	1,312,243
Telecommunications 1.4%
	American Tower Corp.
233,000	4.625%, due 4/1/15	247,490

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA SHORT-TERM SECURITIES FUND
Schedule of Investments – May 31, 2013 (continued)
(Unaudited)

Principal Amount		Value
Telecommunications 1.4% (continued)
	AT&T, Inc.
$1,500,000	0.875%, due 2/13/15	$1,504,523
		1,752,013
Transportation Equipment 0.6%
	Paccar Financial Corp.
700,000	0.75%, due 5/16/16	696,709
Total Corporate Bonds
(cost $47,060,881)		47,122,648
MORTGAGE-BACKED SECURITIES 17.5%
Commercial Mortgage-Backed Securities 5.1%
	Banc of America Commercial
	Mortgage Trust
2,018,028	5.711%, due 5/10/45,
	Series 2006-2, Class AAB (b)	2,104,707
	Credit Suisse
	Mortgage Capital
1,500,000	5.404%, due 2/15/39,
	Series 2006-C1, Class A4 (b)	1,650,841
	LB-UBS Commercial
	Mortgage Trust
1,170,000	5.53%, due 6/15/29,
	Series 2004-C4, Class A4 (b)	1,208,953
1,000,000	5.661%, due 3/15/39,
	Series 2006-C3,
	Class A4 (b)	1,107,034
		6,071,535
U.S. Government Agencies 12.4%
	FHLMC ARM Pool (b)
8,070	2.215%, due 8/1/15, #755204	8,143
10,904	2.415%, due 2/1/22, #845113	11,674
32,518	1.999%, due 10/1/22, #635206	33,065
10,057	2.365%, due 6/1/23, #845755	10,310
8,367	2.33%, due 2/1/24, #609231	8,459
440,363	2.442%, due 1/1/25, #785726	465,596
11,019	2.783%, due 1/1/33, #1B0668	11,073
653,561	2.389%, due 10/1/34, #782784	693,946
303,121	2.552%, due 12/1/34, #1G0018	321,770
180,327	2.773%, due 4/1/36, #847671	193,115
	FHLMC Pool
454,507	5.00%, due 10/1/38, #G04832	485,962
	FNMA ARM Pool (b)
36,965	2.695%, due 7/1/25, #555206	37,348
219,012	2.008%, due 7/1/27, #424953	224,230
86,984	2.35%, due 3/1/28, #556438	87,929
124,550	2.289%, due 6/1/29, #508399	132,925
274,913	2.198%, due 4/1/30, #562912	292,090
89,105	2.458%, due 10/1/30, #670317	91,203
45,556	2.74%, due 9/1/31, #597196	48,197
30,245	2.277%, due 11/1/31, #610547	30,441
3,863	2.25%, due 4/1/32, #629098	3,894
468,477	2.665%, due 10/1/33, #743454	499,630
1,333,664	2.75%, due 11/1/33, #755253	1,403,430
2,224,425	2.44%, due 5/1/34, #AC5719	2,359,165
594,073	2.632%, due 7/1/34, #779693	628,325
475,327	2.474%, due 10/1/34, #795136	502,206
297,752	2.422%, due 1/1/35, #805391	318,164
145,962	2.726%, due 10/1/35, #845041	156,421
267,430	2.249%, due 10/1/35, #846171	281,793
464,205	2.47%, due 1/1/36, #849264	494,297
148,003	2.518%, due 6/1/36, #872502	158,089
787,133	2.69%, due 1/1/37, #906389	841,495
1,088,967	2.884%, due 3/1/37, #907868	1,174,845
543,900	2.28%, due 8/1/37, #949772	557,963
89,454	2.75%, due 10/1/37, #955963	91,148
100,090	1.81%, due 11/1/37, #948183	104,973
289,163	3.015%, due 11/1/37, #953653	290,740
	FNMA Pool
852,674	5.00%, due 6/1/40, #AD5479	925,146
88,931	4.00%, due 11/1/41, #AJ3797	93,900
	GNMA II ARM Pool (b)
10,922	2.00%, due 11/20/21, #8871	11,427
63,262	1.625%, due 10/20/22, #8062	66,156
147,306	1.625%, due 11/20/26, #80011	154,046

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA SHORT-TERM SECURITIES FUND
Schedule of Investments – May 31, 2013 (continued)
(Unaudited)

Principal Amount/
Shares			Value
U.S. Government Agencies 12.4% (continued)
	GNMA II ARM Pool (b) (continued)
$38,092	2.00%, due 11/20/26, #80013		$39,854
19,597	1.625%, due 12/20/26, #80021		20,493
9,507	1.625%, due 1/20/27, #80029		9,953
166,191	1.75%, due 7/20/27, #80094		173,988
234,239	1.75%, due 8/20/27, #80104		245,229
9,737	1.625%, due 10/20/27, #80122		10,182
82,974	1.625%, due 1/20/28, #80154		86,871
167,058	1.625%, due 10/20/29, #80331		174,702
33,106	1.625%, due 11/20/29, #80344		34,620
			15,100,621
Total Mortgage-Backed Securities
(cost $20,567,579)			21,172,156
U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES 38.4%
U.S. Government Agencies 22.3%
	FNMA
5,000,000	1.00%, due 9/23/13		5,013,820
8,500,000	0.75%, due 12/18/13		8,530,592
5,300,000	1.25%, due 2/27/14		5,347,212
7,000,000	0.875%, due 8/28/14		7,056,273
1,000,000	0.75%, due 12/19/14		1,007,063
			26,954,960
U.S. Treasury Notes 16.1%
	U.S. Treasury Note
10,000,000	1.00%, due 7/15/13		10,012,500
4,450,000	0.75%, due 9/15/13		4,459,216
5,000,000	0.75%, due 12/15/13		5,017,970
			19,489,686
Total U.S. Government Agencies
and Instrumentalities
(cost $46,392,924)			46,444,646

SHORT-TERM INVESTMENTS 4.6%
1,608,047	Fidelity Institutional Money
	Market Government Portfolio -
	Class I, 0.01% (c)		1,608,047
	U.S. Treasury Bill
4,000,000	0.02%, due 8/8/13 (d)		3,999,816
Total Short-Term Investments
(cost $5,607,745)			5,607,863
Total Investments
(cost $119,629,129)		99.4%	120,347,313
Other Assets less Liabilities		0.6%	716,590
TOTAL NET ASSETS		100.0%	$121,063,903

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  The Fund’s adviser has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of May 31, 2013, the value of these investments was $498,816 or 0.4% of total net assets.

(b)	Variable rate security. Rate shown reflects the rate in effect as of May 31, 2013.
(c)	Rate shown is the 7-day annualized yield as of May 31, 2013.
(d)	Rate shown is the discount rate at May 31, 2013.
ARM – Adjustable Rate Mortgage
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Assets and Liabilities – May 31, 2013
(Unaudited)

	Moderate
	Duration	Short-Term
	Bond Fund	Securities Fund
Assets:
Investments in securities, at value:
Non-affiliates (cost $40,157,109 and $119,629,129, respectively)	$41,094,404	$120,347,313
Affiliates (cost $1,346,687 and $0, respectively) (Note 8)	1,335,816	—
Total investments in securities, at value (cost $41,503,796 and $119,629,129, respectively)	42,430,220	120,347,313
Deposit at broker for futures contracts	1,000	1,000
Receivable for fund shares sold	—	731,834
Receivable for securities sold	—	24,474
Interest receivable	314,340	517,540
Due from investment adviser (Note 4)	4,002	—
Collateral receivable from broker	607	—
Prepaid expenses	17,539	28,355
Total assets	42,767,708	121,650,516
Liabilities:
Payable for fund shares redeemed	61,227	481,624
Payable for securities purchased	2,092,969	—
Distribution payable	—	19
Distribution fees	4,395	—
Investment advisory fees	—	4,164
Fund accounting fees	15,602	22,464
Administration fees	13,296	18,728
Transfer agent fees and expenses	12,393	28,657
Audit fees	8,719	8,719
Custody fees	2,376	4,646
Chief Compliance Officer fee	1,396	1,960
Accrued expenses	6,459	15,632
Total liabilities	2,218,832	586,613
Net Assets	$40,548,876	$121,063,903
Net Assets Consist of:
Paid-in capital	$39,407,389	$120,932,898
Undistributed net investment loss	(78,468)	(20,554)
Accumulated net realized gain/(loss) on investments	295,237	(566,625)
Net unrealized appreciation on investments and foreign currency related transactions	924,718	718,184
Net Assets	$40,548,876	$121,063,903
Net Asset Value, Offering Price and Redemption Price Per Share	$20.46	$10.08
Shares Issued and Outstanding (Unlimited number of shares authorized, par value $0.01)	1,981,399	12,011,829

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Operations – Six Months Ended May 31, 2013
(Unaudited)

	Moderate
	Duration	Short-Term
	Bond Fund	Securities Fund
Investment Income:
Interest	$564,866	$543,346
Dividends from affiliates	36,832	—
Total investment income	601,698	543,346
Expenses:
Investment advisory fees (Note 4)	64,893	145,355
Fund accounting fees (Note 4)	22,582	33,600
Distribution fees (Note 5)	21,631	—
Transfer agent fees and expenses (Note 4)	20,868	50,489
Administration fees (Note 4)	19,568	28,230
Registration fees	10,301	13,626
Audit fees	8,739	8,739
Custody fees (Note 4)	3,701	9,341
Legal fees	3,509	4,093
Trustees’ fees	3,354	6,029
Reports to shareholders	2,690	6,163
Chief Compliance Officer fee (Note 4)	2,096	2,944
Insurance	1,562	3,278
Miscellaneous	2,069	5,145
Total expenses	187,563	317,032
Less: Fee waiver by adviser (Note 4)	(79,409)	(62,660)
Net expenses	108,154	254,372
Net investment income	493,544	288,974
Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency Related Transactions:
Net realized gain/(loss) on:
Investments and foreign currency related transactions:
Non-affiliates	266,163	81,101
Affiliates	(138)	—
Capital gain distributions from regulated investment companies	56,181	—
Net change in unrealized appreciation on investments
and foreign currency related transactions	(1,150,289)	(383,372)
Net loss on investments and foreign currency related transactions	(828,083)	(302,271)
Net decrease in net assets resulting from operations	$(334,539)	$(13,297)

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Changes in Net Assets

	Moderate Duration		Short-Term
	Bond Fund		Securities Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	May 31, 2013	Nov. 30,	May 31, 2013	Nov. 30,
	(Unaudited)	2012	(Unaudited)	2012
Increase/(Decrease) in Net Assets From
Operations:
Net investment income	$493,544	$1,015,883	$288,974	$618,007
Net realized gain/(loss) on:
Investments and foreign currency related transactions	266,025	554,253	81,101	32,755
Forward currency contracts	—	47,004	—	—
Futures contracts	—	(26,588)	—	—
Swap contracts	—	(341,276)	—	—
Capital gain distributions from regulated investment companies	56,181	66,328	—	—
Net change in unrealized appreciation/(depreciation) on:
Investments and foreign currency related transactions	(1,150,289)	814,490	(383,372)	104,127
Forward currency contracts	—	(11,218)	—	—
Futures contracts	—	—	—	—
Swap contracts	—	—	—	—
Net increase/(decrease) in net assets resulting from operations	(334,539)	2,118,876	(13,297)	754,889
Distributions Paid to Shareholders:
Distributions from net investment income	(572,012)	(1,242,481)	(318,880)	(690,704)
Distributions from net realized gains on investments	(53,447)	(491,178)	—	—
Total distributions paid to shareholders	(625,459)	(1,733,659)	(318,880)	(690,704)
Capital Share Transactions:
Proceeds from shares sold	4,297,597	6,908,340	28,231,791	79,965,510
Distributions reinvested	377,635	1,180,089	145,992	267,100
Payment for shares redeemed	(9,651,699)	(13,274,650)	(77,325,945)	(81,460,970)
Net decrease in net assets
from capital share transactions	(4,976,467)	(5,186,221)	(48,948,162)	(1,228,360)
Total decrease in net assets	(5,936,465)	(4,801,004)	(49,280,339)	(1,164,175)
Net Assets, Beginning of Period	46,485,341	51,286,345	170,344,242	171,508,417
Net Assets, End of Period	$40,548,876	$46,485,341	$121,063,903	$170,344,242
Includes Undistributed Net Investment Income/(Loss) of	$(78,468)	$—	$(20,554)	$9,352
Transactions in Shares:
Shares sold	206,099	332,099	2,796,192	7,912,068
Shares issued on reinvestment of distributions	18,161	56,856	14,464	26,437
Shares redeemed	(463,978)	(638,059)	(7,661,646)	(8,060,377)
Net decrease in shares outstanding	(239,718)	(249,104)	(4,850,990)	(121,872)

The accompanying notes are an integral part of these financial statements.

PIA Funds
MODERATE DURATION BOND FUND
Financial Highlights

	Six Months
	Ended
	May 31, 2013		Year Ended November 30,
	(Unaudited)		2012	2011	2010	2009	2008
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$20.93		$20.76	$20.77	$20.19	$18.99	$18.94

Income From Investment Operations:
Net investment income	0.24		0.43	0.47	0.39	0.52	0.69
Net realized and unrealized gain on investments,
foreign currency related transactions, forward currency
contracts, futures contracts and swap contracts	(0.40)		0.47	0.26	0.59	1.25	0.04
Total from investment operations	(0.16)		0.90	0.73	0.98	1.77	0.73

Less Distributions:
Distributions from net investment income	(0.28)		(0.53)	(0.55)	(0.40)	(0.54)	(0.68)
Distributions from net realized gains on investments	(0.03)		(0.20)	(0.19)	—	—	—
Return of capital distribution	—		—	—	—	(0.03)	—
Total distributions	(0.31)		(0.73)	(0.74)	(0.40)	(0.57)	(0.68)

Net asset value, end of period	$20.46		$20.93	$20.76	$20.77	$20.19	$18.99

Total Return	-0.82	%++	4.45%	3.61%	4.93%	9.43%	3.95%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$40,549		$46,485	$51,286	$53,546	$44,123	$20,936
Ratio of expenses to average net assets:
Net of fee waivers and reimbursements	0.50	%+	0.50%	0.50%	0.50%	0.50%	0.50%
Before fee waivers and reimbursements	0.87	%+	0.79%	0.79%	0.82%	0.94%	1.50%
Ratio of net investment income to average net assets:
Net of fee waivers and reimbursements	2.28	%+	2.08%	2.29%	1.95%	2.68%	3.80%
Before fee waivers and reimbursements	1.91	%+	1.79%	2.00%	1.63%	2.24%	2.80%
Portfolio turnover rate	60	%++	134%	256%	446%	474%	366%

+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

PIA Funds
SHORT-TERM SECURITIES FUND
Financial Highlights

	Six Months
	Ended
	May 31, 2013		Year Ended November 30,
	(Unaudited)		2012	2011	2010	2009	2008
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$10.10		$10.10	$10.11	$10.12	$10.06	$10.02

Income From Investment Operations:
Net investment income	0.02		0.04	0.05	0.07	0.18	0.36
Net realized and unrealized gain on investments	(0.02)		0.00 *	(0.00)*	0.00 *	0.06	0.04
Total from investment operations	0.00		0.04	0.05	0.07	0.24	0.40

Less Distributions:
Distributions from net investment income	(0.02)		(0.04)	(0.06)	(0.08)	(0.18)	(0.36)
Total distributions	(0.02)		(0.04)	(0.06)	(0.08)	(0.18)	(0.36)

Net asset value, end of period	$10.08		$10.10	$10.10	$10.11	$10.12	$10.06

Total Return	0.03	%++	0.41%	0.47%	0.72%	2.45%	4.05%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$121,064		$170,344	$171,508	$154,948	$158,124	$65,304
Ratio of expenses to average net assets:
Net of fee waivers and reimbursements	0.35	%+	0.35%	0.35%	0.35%	0.35%	0.35%
Before fee waivers and reimbursements	0.44	%+	0.38%	0.39%	0.40%	0.39%	0.49%
Ratio of net investment income to average net assets:
Net of fee waivers and reimbursements	0.40	%+	0.36%	0.51%	0.67%	1.58%	3.56%
Before fee waivers and reimbursements	0.31	%+	0.33%	0.47%	0.62%	1.54%	3.42%
Portfolio turnover rate	28	%++	53%	11%	59%	52%	47%

*	Amount is less than $0.01.
+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

PIA Funds
Notes to Financial Statements – May 31, 2013
(Unaudited)

Note 1 – Organization
The PIA Moderate Duration Bond Fund and the PIA Short-Term Securities Fund (together, the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Each of the Funds has separate assets and liabilities and differing investment objectives.  The investment objective of the PIA Moderate Duration Bond Fund (the “Moderate Duration Fund”) is to seek to maximize total return through investing in bonds while minimizing risk as compared to the market.  The Moderate Duration Fund is a non-diversified fund.  The investment objective of the PIA Short-Term Securities Fund (the “Short-Term Fund”) is to seek a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities.  The Moderate Duration Fund and the Short-Term Fund commenced operations on September 1, 1998 and April 22, 1994, respectively.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Funds on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations.  The Funds are required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Funds’ net asset values if the Funds make such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Funds may also enter into dollar rolls in which the Funds sell securities purchased on a forward-commitment basis and simultaneously contract with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Funds to “rollover” their purchase commitments, the Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

Federal Income Taxes – It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2010 – 2012, or expected to be taken in the Funds’ 2013 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

PIA Funds
Notes to Financial Statements – May 31, 2013 (continued)
(Unaudited)

Expenses – Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective security.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Funds distribute substantially all net investment income, if any, monthly and net realized gains, if any, annually.  The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds expect the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Events Subsequent to the Fiscal Period End – In preparing the financial statements as of May 31, 2013, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements.

Note 3 – Securities Valuation
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

PIA Funds
Notes to Financial Statements – May 31, 2013 (continued)
(Unaudited)

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.  The Funds’ investments are carried at fair value.

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

U.S. Government Securities – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. government securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Agency Securities – U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

PIA Funds
Notes to Financial Statements – May 31, 2013 (continued)
(Unaudited)

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange.  Credit default swaps are valued daily based upon quotations from market makers and are typically categorized in level 2 of the fair value hierarchy.  Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s exchange rate, and the 30-, 60-, 90-, 180-, and 360- day forward rates provided by an independent pricing service.  Futures contracts are valued at the last sale price at the close of trading on the relevant exchange.  If there was no sale on the applicable exchange on such day, they are valued at the mean of the quoted bid and asked prices as of the close of such exchange.

Short-Term Securities – Short-term securities which mature in 60 days or less are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value).  Short-term investments which mature after 60 days are valued at market.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Each Fund intends to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Funds’ investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees.  As of May 31, 2013, Pacific Income Advisers, Inc., the adviser, has determined that the Rule 144A securities held by the Funds are considered liquid.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset values per share.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

PIA Funds
Notes to Financial Statements – May 31, 2013 (continued)
(Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of May 31, 2013:

Moderate Duration Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$16,302,826	$—	$16,302,826
Sovereign Bonds	—	862,919	—	862,919
Mortgage-Backed Securities	—	12,248,654	—	12,248,654
U.S. Government Agencies
and Instrumentalities	—	10,790,152	—	10,790,152
Open-End Funds	1,335,816	—	—	1,335,816
Total Fixed Income	1,335,816	40,204,551	—	41,540,367
Short-Term Investments	889,853	—	—	889,853
Total Investments	$2,225,669	$40,204,551	$—	$42,430,220

Short-Term Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$47,122,648	$—	$47,122,648
Mortgage-Backed Securities	—	21,172,156	—	21,172,156
U.S. Government Agencies
and Instrumentalities	—	46,444,646	—	46,444,646
Total Fixed Income	—	114,739,450	—	114,739,450
Short-Term Investments	$1,608,047	3,999,816	—	5,607,863
Total Investments	$1,608,047	$118,739,266	$—	$120,347,313

Refer to the Funds’ Schedule of Investments for a detailed break-out of securities.  Transfers between levels are recognized at May 31, 2013, the end of the reporting period.  The Funds recognized no transfers to/from level 1 or level 2. There were no level 3 securities held in the Funds during the six months ended May 31, 2013.

New Accounting Pronouncement – In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Funds are currently evaluating the impact ASU 2013-01 will have on the financial statement disclosures.

PIA Funds
Notes to Financial Statements – May 31, 2013 (continued)
(Unaudited)

Note 4 – Investment Advisory Fee and Other Transactions with Affiliates
The Funds have investment advisory agreement with Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly.  The Moderate Duration Fund and the Short-Term Fund pay fees calculated at an annual rate of 0.30% and 0.20%, respectively, based upon the average daily net assets of each Fund.  For the six months ended May 31, 2013, the Moderate Duration Fund and the Short-Term Fund incurred $64,893 and $145,355 in advisory fees, respectively.

The Funds are responsible for their own operating expenses.  The Adviser has contractually agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the Moderate Duration Fund’s and the Short-Term Fund’s aggregate annual operating expenses to 0.50% and 0.35% of average daily net assets, respectively.  The Adviser will continue the expense waiver and/or reimbursement through at least March 29, 2014.  Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund’s expenses. The Adviser is permitted to be reimbursed only for fee reductions and expense payments made since March 30, 2011.  The Adviser may not recoup expense waivers and/or reimbursements made prior to March 30, 2011.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended May 31, 2013, the Adviser reduced its fees and/or absorbed Fund expenses in the amount of $79,409 and $62,660 for the Moderate Duration Fund and the Short-Term Fund, respectively.  No amounts were reimbursed to the Adviser.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $321,894 and $169,021 for the Moderate Duration Fund and the Short-Term Fund, respectively, at May 31, 2013.  The expense limitation will remain in effect through at least March 29, 2014, and may be terminated only by the Trust’s Board of Trustees.  Cumulative expenses subject to recapture expire as follows:

	Moderate Duration Fund	Short-Term Fund
Year	Amount	Amount
2014	$99,631	$45,518
2015	142,854	60,843
2016	79,409	62,660
	$321,894	$169,021

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

PIA Funds
Notes to Financial Statements – May 31, 2013 (continued)
(Unaudited)

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are employees of the Administrator.

For the six months ended May 31, 2013, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

	Moderate Duration Fund	Short-Term Fund
Administration	$19,568	$28,230
Fund Accounting	22,582	33,600
Transfer Agency
(excludes out-of-pocket expenses and sub-ta fees)	18,960	32,351
Custody	3,701	9,341
Chief Compliance Officer	2,096	2,944

At May 31, 2013, the Funds had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank, N.A. for custody fees in the following amounts:

	Moderate Duration Fund	Short-Term Fund
Administration	$13,296	$18,728
Fund Accounting	15,602	22,464
Transfer Agency
(excludes out-of-pocket expenses and sub-ta fees)	10,799	22,748
Custody	2,376	4,646
Chief Compliance Officer	1,396	1,960

Note 5 – Distribution Agreement and Plan
The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Moderate Duration Fund to pay the Distributor for distribution and related expenses at an annual rate of up to 0.10% of the Fund’s average daily net assets.  The Short-Term Fund did not accrue 12b-1 fees during the six months ended May 31, 2013.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended May 31, 2013, the Moderate Duration Fund paid the Distributor $21,631.

PIA Funds
Notes to Financial Statements – May 31, 2013 (continued)
(Unaudited)

Note 6 – Purchases and Sales of Securities
	Non-Government		Government
	Purchases	Sales	Purchases	Sales
Moderate Duration Fund	$24,236,417	$29,267,756	$1,751,405	$8,023,263
Short-Term Fund	34,921,670	65,639,012	—	27,056,463

Purchases and sales of U.S. Government securities include only long-term purchases and sales of securities directly issued by the U.S. Government such as U.S. Treasury notes and bonds.

Note 7 – Derivative Instruments
The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification.  The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

During the six months ended May 31, 2013, the Funds did not hold any derivative instruments.

The Funds are subject to credit risk in the normal course of pursuing their investment objectives.  The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce its exposure to other risks, such as interest rate risks or as a substitute for taking a position in certain types of bonds.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as a payment default or bankruptcy.  Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs.  Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.  Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and swap’s notional amount is recorded as realized gain or loss on swap contracts in the statement of operations.  The Funds’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.  This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

The Moderate Duration Fund may enter into forward foreign currency contracts as hedges against either specific transactions or fund positions.  The aggregate principal amount of the contracts is not recorded because the Fund intends to settle the contracts prior to delivery.  All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently.  The Fund realizes gains or losses at the time the forward contracts are extinguished.  Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for federal income tax purposes.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future.  Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit a potential gain that

PIA Funds
Notes to Financial Statements – May 31, 2013 (continued)
(Unaudited)

might result should the value of the currency increase.  These contracts involve market risk in excess of the amount reflected in the Fund’s statement of assets and liabilities.  The face or contract amount in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.  In addition, there could be exposure to risks (limited to the amount of unrealized gains) if the counterparties to the contracts are unable to meet the terms of the contracts.

In order to protect against changes in the market and to maintain sufficient liquidity to meet redemption requests, each Fund may enter into futures contracts.  Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. government securities.  The margin required for a futures contract is set by the exchange on which the contract is traded.  Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains and losses until the contract is closed.  When the contract is closed, the Fund records a realized gain and loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities.  Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date.  Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.  These contracts involve market risk in excess of the amount reflected in the Funds’ statements of assets and liabilities.  Unrealized gains and losses on outstanding positions in futures contracts held at the close of the year will be recognized as capital gains and losses for federal income tax purposes.

With futures, there is minimal counterparty risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Note 8 – Investments in Affiliates
The Moderate Duration Fund invests in the PIA BBB Bond Fund, an open-end investment company managed by the Adviser.  The PIA BBB Bond Fund does not charge an investment advisory fee and has an expense cap of 0.0%.

The aggregate market value of the PIA BBB Bond Fund holding in the Moderate Duration Fund as of May 31, 2013 amounted to $1,335,816 representing 3.3% of net assets.  Transactions during the six months ended May 31, 2013 of the PIA BBB Bond Fund are as follows:

Beginning shares	195,126
Beginning cost	$1,946,825
Purchase cost	—
Sales cost	(600,138)
Ending cost	$1,346,687
Ending shares	135,892
Dividend income	$36,832
Net realized loss	$(138)

PIA Funds
Notes to Financial Statements – May 31, 2013 (continued)
(Unaudited)

Note 9 – Lines of Credit
The Moderate Duration Fund and the Short-Term Fund have lines of credit in the amount of $7,590,000 and $24,200,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A.  The Funds did not draw upon their lines of credit during the six months ended May 31, 2013.

Note 10 – Federal Income Tax Information
Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of paydowns and swap contracts.

The tax character of distributions paid during the six months ended May 31, 2013 and the year ended November 30, 2012 was as follows:

	Moderate Duration Fund		Short-Term Fund
	May 31, 2013	Nov. 30, 2012	May 31, 2013	Nov. 30, 2012
Ordinary income	$572,012	$1,284,776	$318,880	$690,704
Long-term capital gains	53,447	448,883	—	—

Ordinary income distributions may include dividends paid from short-term capital gains.

As of November 30, 2012, the Funds’ most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Moderate Duration Fund	Short-Term Fund
Cost of investments (a)	$48,991,326	$168,256,474
Gross unrealized appreciation	2,194,831	1,106,188
Gross unrealized depreciation	(145,848)	(4,632)
Net unrealized appreciation	2,048,983	1,101,556
Undistributed ordinary income	—	9,352
Undistributed long-term capital gains	53,446	—
Total distributable earnings	53,446	9,352
Other accumulated gains/(losses)	(944)	(647,726)
Total accumulated earnings/(losses)	$2,101,485	$463,182

(a)	The difference between book-basis and tax-basis net unrealized appreciation is attributable primarily to wash sales.

PIA Funds
Notes to Financial Statements – May 31, 2013 (continued)
(Unaudited)

The Moderate Duration Fund utilized capital loss carryforwards of $851,953 during the fiscal year ended November 30, 2012.  The Short-Term Fund had tax capital losses which may be carried over to offset future gains.  Such losses expire as follows:

						Short-	Long-
						Term	Term
	2013	2014	2015	2017	2018	Indefinite	Indefinite	Total
Short-Term Fund	$183,103	$218,276	$43,801	$45,313	$56,182	$29,566	$71,485	$647,726

PIA Funds
Notice to Shareholders – May 31, 2013
(Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available by calling 1-800-251-1970.

PIA Funds
Approval of Investment Advisory Agreement
(Unaudited)

At a meeting held on December 4-6, 2012, the Board, including all the persons who are Independent Trustees as defined under the Investment Company Act of 1940, as amended, considered and approved the continuance of the Advisory Agreement for the PIA Moderate Duration Bond Fund and PIA Short-Term Securities Fund (the “Funds”) with the Pacific Income Advisors, Inc. (the “Adviser”) for another annual term.  At this meeting, and at a prior meeting held on October 24-25, 2012, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT.  The Board considered the Adviser’s specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, and the Adviser’s business continuity plan.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser to discuss various marketing and compliance topics, including the Adviser’s diligence in risk oversight.  The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory.

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Funds as of August 31, 2012 on both an absolute basis, and in comparison to both benchmarks and their peer funds as classified by Lipper and Morningstar.  While the Board considered performance over both short and long term periods, it placed less emphasis on very short term performance and greater emphasis on longer term performance. When reviewing performance against the comparative peer group universe, the Board took into account that the investment objective and strategies of the Funds, as well as their level of risk tolerance, may differ significantly from funds in the peer universe.

PIA Moderate Duration Bond Fund:  The Board noted that the Moderate Duration Fund’s performance, with regard to its Lipper and Morningstar comparative universes, was below its peer group median and Lipper Index (with respect to the Lipper comparative universe) or average (with respect to the Morningstar comparative universe) for all relevant periods.

The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund and reviewed the performance of the Fund against a broad-based securities market benchmark.

PIA Funds
Approval of Investment Advisory Agreement (continued)
(Unaudited)

PIA Short-Term Securities Fund:  The Board noted that the Short-Term Securities Fund’s performance, with regard to its Lipper and Morningstar comparative universes, was above its peer group median and Lipper Index (with respect to the Lipper comparative universe) or average (with respect to the Morningstar comparative universe) for the five-year and ten-year periods, and below its peer group median and Lipper Index or average for the three-month, year-to-date, one-year and three-year periods.

The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund and reviewed the performance of the Fund against a broad-based securities market benchmark.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the appropriateness of the advisory fee, the Board considered the level of the fee itself as well as the total fees and expenses of each Fund. The Board reviewed information as to fees and expenses of advisers and funds within the relevant Lipper peer funds as well as fees charged by the Adviser to other similarly managed accounts. When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

PIA Moderate Duration Bond Fund:  The Board noted that the Adviser had contractually agreed to maintain an expense limitation for the Moderate Duration Bond Fund of 0.50% (the “Expense Cap”).  Additionally, the Board noted that the Fund’s total expense ratio was below its peer group median and average.  The Board also noted that the Fund’s contractual advisory fee was below its peer group median and average.  The Board also noted that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Cap, the Adviser received a minimal advisory fee from the Fund during the most recent fiscal period.  The Board also took into consideration the services the Adviser provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were in line with the fees charged to the Adviser’s separately managed account clients.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

PIA Short-Term Securities Fund:  The Board noted that the Adviser had contractually agreed to maintain an Expense Cap for the Short-Term Securities Fund of 0.35%.  Additionally, the Board noted that the Fund’s total expense ratio was below its peer group median and average.  The Board also noted that the Fund’s contractual advisory fee was below its peer group median and average.  The Board also noted that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Cap, the Adviser received less than its contractual advisory fee from the Fund during the most recent fiscal period.  The Board also took into consideration the services the Adviser provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were in line with the fees charged by the Adviser to its separately managed account clients.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

PIA Funds
Approval of Investment Advisory Agreement (continued)
(Unaudited)

4.
ECONOMIES OF SCALE.  The Board also considered that economies of scale would be expected to be realized by the Adviser as the assets of the Funds grow.  In this regard, the Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the Expense Caps.  The Board concluded that there were no effective economies of scale to be shared with the Funds at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS. The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds. The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional benefits derived by the Adviser from its relationship with the Funds, such as benefits received in exchange for Rule 12b-1 fees on the Moderate Duration Bond Fund.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had sufficient resources and profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the PIA Moderate Duration Bond Fund and PIA Short-Term Securities Fund, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Adviser, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the PIA Moderate Duration Bond Fund and PIA Short-Term Securities Fund would be in the best interest of each Fund and its shareholders.

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY  10022

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

PIA Funds

– PIA High Yield Fund
Investor Class

Semi-Annual Report

May 31, 2013

PIA High Yield Fund

Dear Shareholder:

We are pleased to provide you with this semi-annual report for the six month period ended May 31, 2013 regarding the following series of the PIA Mutual Funds for which Pacific Income Advisers, Inc. (PIA) is the adviser: the PIA High Yield Fund.

During the periods ended May 31, 2013, the High Yield Fund’s total return, including the reinvestment of dividends, was as follows:

				Since Inception
			24 Months	(12/31/10)
	6 Months	12 Months	(Annualized)	(Annualized)
PIA High Yield Bond Fund	6.30%	13.55%	9.27%	9.52%
Barclays Capital U.S. Corporate High-Yield Index	5.79	14.82	9.29	10.27

Performance data quoted represents past performance; does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-251-1970.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

The PIA High Yield Fund’s total return of 6.30% for the six month period ended May 31, 2013 was higher than the Fund’s benchmark, the Barclays Capital U.S. Corporate High-Yield Index (the “Index”) which returned 5.79%.  The Fund’s total return includes 0.49% in Fund fees and expenses for the six months, compared to the benchmark index, which does not incur fees and expenses.  As stated in the current prospectus, the Fund’s gross expense ratio is 1.31% and the Fund’s Net Annual Fund Operating Expenses including acquired fund fees and expenses is 0.99%.

PIA has contractually agreed to waive all or a portion of its management fees and pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) do not exceed 0.98% of the Fund’s average daily net assets through March 29, 2014.

The High Yield market performed well during the period as cash inflows continued to be strong into this asset class.  Average credit spreads on high yield bonds, relative to treasuries, tightened during the period from 573 basis points down to 474 basis points (bp) at the end of the period.  The High Yield market average yield continued to decline during the period ending at 5.71%.  The Fund’s performance benefited from being underweight certain industries, namely Communication and Utility both of which underperformed during the period.  Basic industries is one of the Fund’s largest overweights vs. the Index.  This helped the Fund outperform the Index for the six month period ended May 31, 2013.

The Fund continues to be positioned conservatively with targeted positions being more senior in the capital structure and having a shorter duration than the market.  The Fund’s lower duration than the Index did not have a meaningful impact on the Fund’s performance.  The Fund expects that its strict adherence to credit analysis will prove to be prudent as we move into a more uncertain interest rate environment.

The Gross Domestic Product’s annual rate of growth was 2.4% for the first quarter of 2013 compared to 0.4% during the fourth quarter of 2012 and 1.7% for all of 2012.  The housing sector continued to improve and unemployment levels declined to 7.6%.  The Federal Reserve maintained its easier monetary policy by keeping the Federal Funds Rate close to zero and implementing a third round of its quantitative easing (QE) program.  Inflation, as measured by the Consumer Price Index, declined to 1.1% year over year at April 2013, down from 2.3% year over year at April 2012.

PIA High Yield Fund

The prospects of an improving economy and the Federal Reserve tapering their QE program caused yields to rise.  Yields on 5-year Treasury notes and 30-year Treasury bonds rose by 40 and 47 bp, respectively, from November 30, 2012 to May 31, 2013.  Yields on one-year Treasuries were 4 bp lower during the same period.

Please take a moment to review the Fund’s statement of assets and the results of operations for the six month period ended May 31, 2013.  We look forward to reporting to you again with the annual report dated November 30, 2013.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

Past performance is not a guarantee of future results.

Opinions expressed above are those of the adviser and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in Asset-Backed and Mortgage-Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.  The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Fund may also use options and future contracts, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates.  The Fund may invest in swap investment derivatives.  Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments.

The Barclays Capital U.S. Corporate High-Yield Index measures the market of USD-denominated, non-investment grade, fixed rate, taxable corporate bonds.  Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below after dropping the highest and lowest available ratings.  The index excludes emerging markets debt.  You cannot invest directly in an index.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer's financial condition and profit potential.  Bond rating services are provided by Standard & Poor's, Moody's Investors Service, and Fitch Investors Service.  Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default).

Gross Domestic Product is the amount of goods and services produced in a year, in a country.

Consumer Price Index measures the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care.

Basis point equals 1/100th of 1%.

Please refer to the Schedule of Investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Current and future portfolio holdings are subject to risk.

Quasar Distributors, LLC, Distributor

PIA High Yield Fund
Expense Example – May 31, 2013
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA High Yield Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/12 – 5/31/13).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.98% per the operating expenses limitation agreement for the PIA High Yield Fund.  Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Fund’s actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 12/1/12	Value 5/31/13	Period 12/1/12 – 5/31/13*
PIA High Yield Fund
Actual	$1,000.00	$1,063.00	$5.04
Hypothetical (5% return before expenses)	$1,000.00	$1,020.04	$4.94

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratio of the PIA High Yield Fund is 0.98%.

PIA High Yield Fund
Allocation of Portfolio Assets – May 31, 2013
(Unaudited)

Investments by Sector
As a Percentage of Total Investments

PIA High Yield Fund
Schedule of Investments – May 31, 2013
(Unaudited)

Principal Amount		Value
CORPORATE BONDS 94.2%
Aerospace/Defense 0.5%
	Ducommun, Inc.
$200,000	9.75%, due 7/15/18	$223,000
Automotive 5.7%
	Accuride Corp.
676,000	9.50%, due 8/1/18	708,109
	Affinia Group, Inc.
500,000	7.75%, due 5/1/21 (b)	522,500
	Goodyear Tire & Rubber
400,000	7.00%, due 5/15/22	433,000
	Schaeffler Finance BV
480,000	8.50%, due 2/15/19 (b)	542,400
	Stoneridge, Inc.
125,000	9.50%, due 10/15/17 (b)	135,781
	UCI International, Inc.
350,000	8.625%, due 2/15/19	364,000
		2,705,790
Building Materials 1.4%
	Associated Asphalt Partners LLC
500,000	8.50%, due 2/15/18 (b)	523,750
	Roofing Supply Group LLC
125,000	10.00%, due 6/1/20 (b)	139,688
		663,438
Chemicals 13.2%
	Cornerstone Chemical Co.
600,000	9.75%, due 3/15/18 (b)	635,999
	Ferro Corp.
300,000	7.875%, due 8/15/18	318,750
	Hexion U.S. Finance Corp.
650,000	6.625%, due 4/15/20	679,249
	Ineos Finance PLC
50,000	7.50%, due 5/1/20 (b)	55,125
	Kraton Polymers LLC
620,000	6.75%, due 3/1/19	652,550
	Macdermid, Inc.
438,000	9.50%, due 4/15/17 (b)	454,151
	Momentive Performance
	Materials, Inc.
165,000	8.875%, due 10/15/20	178,613
	Nexeo Solutions LLC
550,000	8.375%, due 3/1/18	555,499
	Olin Corp.
500,000	8.875%, due 8/15/19	558,750
	Omnova Solutions, Inc.
265,000	7.875%, due 11/1/18	284,875
	Perstorp Holding AB
495,000	8.75%, due 5/15/17 (b)	513,563
	Rentech Nitrogen Partners L.P.
500,000	6.50%, due 4/15/21 (b)	508,125
	TPC Group, Inc.
225,000	8.75%, due 12/15/20 (b)	238,500
	Trinseo Materials
	Operating S.C.A.
250,000	8.75%, due 2/1/19 (b)	249,688
	Tronox Finance LLC
350,000	6.375%, due 8/15/20 (b)	345,625
		6,229,062
Construction Machinery 1.1%
	H & E Equipment Services Inc.
440,000	7.00%, due 9/1/22	477,400
	NES Rentals Holding, Inc.
50,000	7.875%, due 5/1/18 (b)	51,625
		529,025
Consumer Cyclical Services 4.1%
	APX Group, Inc.
175,000	6.375%, due 12/1/19 (b)	175,438
310,000	8.75%, due 12/1/20 (b)	316,199
	Garda World Security Corp.
400,000	9.75%, due 3/15/17 (b)	433,000
	Live Nation Entertainment, Inc.
350,000	7.00%, due 9/1/20 (b)	381,063
	Reliance Intermediate Holdings
275,000	9.50%, due 12/15/19 (b)	305,250

The accompanying notes are an integral part of these financial statements.

PIA High Yield Fund
Schedule of Investments – May 31, 2013 (continued)
(Unaudited)

Principal Amount		Value
Consumer Cyclical Services 4.1% (continued)
	West Corp.
$300,000	7.875%, due 1/15/19	$326,625
		1,937,575
Consumer Products 1.6%
	Serta Simmons Holdings LLC
220,000	8.125%, due 10/1/20 (b)	233,750
	Spectrum Brands Escrow Corp.
175,000	6.375%, due 11/15/20 (b)	188,344
	Visant Corp.
350,000	10.00%, due 10/1/17	336,875
		758,969
Distributors 0.9%
	Amerigas Partners
	Financial Corp.
200,000	6.25%, due 8/20/19	215,000
	Ferrellgas Partners LP
200,000	8.625%, due 6/15/20	208,000
		423,000
Diversified Manufacturing 3.0%
	Constellation Enterprises LLC
375,000	10.625%, due 2/1/16 (b)	397,500
	Dynacast International LLC
500,000	9.25%, due 7/15/19	553,750
	Mcron Finance Sub LLC
435,000	8.375%, due 5/15/19 (b)	471,975
		1,423,225
Electric 0.6%
	NRG Energy, Inc.
245,000	6.625%, due 3/15/23 (b)	260,313
Environmental 2.7%
	Casella Waste Systems, Inc.
800,000	7.75%, due 2/15/19	772,000
	EnergySolutions, Inc.
150,000	10.75%, due 8/15/18	161,250
	Heckmann Corp.
300,000	9.875%, due 4/15/18	321,000
		1,254,250
Finance 2.1%
	Coinstar, Inc.
600,000	6.00%, due 3/15/19 (b)	613,500
	National Money Mart Co.
350,000	10.375%, due 12/15/16	376,688
		990,188
Food and Beverage 2.9%
	Aramark Corp.
500,000	5.75%, due 3/15/20 (b)	520,000
	Bumble Bee Acquisition Corp.
768,000	9.00%, due 12/15/17 (b)	846,720
		1,366,720
Gaming 1.7%
	MGM Resorts International
250,000	6.625%, due 12/15/21	271,250
	Scientific Games Corp.
135,000	8.125%, due 9/15/18	148,163
	Scientific Games
	International, Inc.
370,000	6.25%, due 9/1/20	379,250
		798,663
Healthcare 2.7%
	Examworks Group, Inc.
575,000	9.00%, due 7/15/19	635,375
	Harmony Foods Corp.
261,000	10.00%, due 5/1/16 (b)	279,270
	Physio-Control
	International Corp.
350,000	9.875%, due 1/15/19 (b)	397,250
		1,311,895
Industrial – Other 9.1%
	American Tire Distributors, Inc.
400,000	9.75%, due 6/1/17	426,999

The accompanying notes are an integral part of these financial statements.

PIA High Yield Fund
Schedule of Investments – May 31, 2013 (continued)
(Unaudited)

Principal Amount		Value
Industrial – Other 9.1% (continued)
	Cleaver-Brooks, Inc.
$550,000	8.75%, due 12/15/19 (b)	$599,500
	Dycom Investments, Inc.
520,000	7.125%, due 1/15/21	565,500
	Interline Brands, Inc.
375,000	10.00%, due 11/15/18 (b)	417,188
	RSC Equipment Rental, Inc.
610,000	8.25%, due 2/1/21	678,625
	Safway Group Holding
500,000	7.00%, due 5/15/18 (b)	503,750
	SPL Logistics Escrow LLC
450,000	8.875%, due 8/1/20 (b)	473,625
	Stonemor Partners L.P.
300,000	7.88%, due 6/1/21 (b)	298,500
	Zachry Holdings, Inc.
375,000	7.50%, due 2/1/20	398,438
		4,362,125
Lodging 0.0%
	RHP Hotel Property
10,000	5.00%, due 4/15/21 (b)	10,169
Media Non-Cable 2.3%
	RR Donnelley & Sons Co.
50,000	8.25%, due 3/15/19	55,000
	SGS International, Inc.
600,000	8.375%, due 10/15/20	648,000
	Valassis Communications, Inc.
350,000	6.625%, due 2/1/21	362,250
		1,065,250
Metals and Mining 5.5%
	American Gilsonite Co.
850,000	11.50%, due 9/1/17 (b)	915,875
	American Rock
	Salt Company LLC
300,000	8.25%, due 5/1/18 (b)	295,500
	Castle (AM) & Co.
250,000	12.75%, due 12/15/16	294,688
	GrafTech International
240,000	6.375%, due 11/15/20 (b)	250,800
	Rain CII Carbon LLC
450,000	8.00%, due 12/1/18 (b)	479,250
	Suncoke Energy, Inc.
50,000	7.625%, due 8/1/19	53,750
300,000	7.375%, due 2/1/20 (b)	319,500
		2,609,363
Oil Field Services 4.7%
	Calfrac Holdings LP
300,000	7.50%, due 12/1/20 (b)	310,500
	CHC Helicopter SA
500,000	9.25%, due 10/15/20	538,750
	Drill Rig Holdings, Inc.
405,000	6.50%, due 10/1/17 (b)	415,125
	Petroleum Geo-Services
200,000	7.75%, due 12/15/18 (b)	223,000
	Platinum Energy Solutions, Inc.
250,000	14.25%, due 3/1/15 (c)	126,250
	Shale-Inland Holdings LLC
165,000	8.75%, due 11/15/19 (b)	174,488
	Welltec A/S
400,000	8.00%, due 2/1/19 (b)	434,000
		2,222,113
Packaging 7.6%
	AEP Industries, Inc.
606,000	8.25%, due 4/15/19	660,539
	Boe Intermediate Holding Corp.
600,000	9.00%, due 11/1/17 (b)	594,000
	Bway Parent Company, Inc.
165,000	9.50%, due 11/1/17 (b)	172,838
	Cons Container Co.
470,000	10.125%, due 7/15/20 (b)	532,275
	Crown Americas LLC
100,000	4.50%, due 1/15/23 (b)	98,250
	Dispensing Dynamics
	International, Inc.
250,000	12.50%, due 1/1/18 (b)	263,750

The accompanying notes are an integral part of these financial statements.

PIA High Yield Fund
Schedule of Investments – May 31, 2013 (continued)
(Unaudited)

Principal Amount		Value
Packaging 7.6% (continued)
	Pretium Packaging LLC
$175,000	11.50%, due 4/1/16	$189,875
	Reynolds Group Issuer LLC
110,000	5.75%, due 10/15/20	111,925
	Sealed Air Corp.
470,000	6.50%, due 12/1/20 (b)	525,225
	Tekni-Plex, Inc.
320,000	9.75%, due 6/1/19 (b)	360,000
	Tenneco Packaging, Inc.
50,000	8.125%, due 6/15/17	53,125
		3,561,802
Paper 5.5%
	Cascades, Inc.
653,000	7.75%, due 12/15/17	688,914
205,000	7.875%, due 1/15/20	220,888
	Clearwater Paper Corp.
80,000	4.50%, due 2/1/23 (b)	79,400
	Neenah Paper, Inc.
500,000	5.25%, due 5/15/21	505,000
	P.H. Glatfelter Co.
220,000	5.375%, due 10/15/20	234,300
	Verso Paper Holdings LLC
325,000	11.75%, due 1/15/19	345,313
	Xerium Technologies, Inc.
450,000	8.875%, due 6/15/18	468,000
		2,541,815
Pharmaceuticals 0.7%
	Sky Growth Acquisition
300,000	7.375%, due 10/15/20 (b)	320,250
Pipelines 0.9%
	Atlas Pipeline Partners LP
420,000	5.875%, due 8/1/23 (b)	430,500
Retailers 3.3%
	Party City Holdings, Inc.
550,000	8.875%, due 8/1/20	620,125
	Petco Animal Supplies, Inc.
275,000	8.50%, due 10/15/17 (b)	282,906
250,000	9.25%, due 12/1/18 (b)	273,750
	Rent-A-Center, Inc.
350,000	6.625%, due 11/15/20	377,125
		1,553,906
Technology 6.5%
	Commscope, Inc.
440,000	8.25%, due 1/15/19 (b)	484,000
	First Data Corp.
500,000	7.375%, due 6/15/19 (b)	530,000
	Kemet Corp.
370,000	10.50%, due 5/1/18	383,875
	Sophia L.P./Sophia Finance, Inc.
550,000	9.75%, due 1/15/19 (b)	616,000
	Sungard Data Systems, Inc.
250,000	6.625%, due 11/1/19 (b)	264,375
	Transunion Holding Co.
750,000	9.625%, due 6/15/18	811,875
		3,090,125
Textile 1.3%
	Levi Strauss & Co.
550,000	6.875%, due 5/1/22	612,563
Warehousing and Storage 0.1%
	LBC Tank Terminal Holding
40,000	6.875%, due 5/15/23 (b)	41,750
Wirelines 2.5%
	Frontier Communications Corp.
270,000	9.25%, due 7/1/21	315,900
355,000	7.25%, due 1/15/23	372,306
	Windstream Corp.
490,000	6.375%, due 8/1/23 (b)	486,325
		1,174,531
Total Corporate Bonds
(cost $42,637,247)		44,471,375

The accompanying notes are an integral part of these financial statements.

PIA High Yield Fund
Schedule of Investments – May 31, 2013 (continued)
(Unaudited)

Shares	Value
SHORT-TERM INVESTMENTS 3.0%
1,429,904	Invesco STIT – Prime Portfolio –
Institutional Class, 0.02% (a)	$1,429,904
Total Short-Term Investments
(cost $1,429,904)	1,429,904
Total Investments
(cost $44,067,151)	97.2%	45,901,279
Other Assets less Liabilities	2.8%	1,327,698
TOTAL NET ASSETS	100.0%	$47,228,977

(a)	Rate shown is the 7-day annualized yield as of May 31, 2013.
(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  Pacific Income Advisers, Inc., the Fund’s adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of May 31, 2013, the value of these investments was $24,392,691 or 51.6% of total net assets.

(c)	Security is in default.

The accompanying notes are an integral part of these financial statements.

PIA High Yield Fund
Statement of Assets and Liabilities – May 31, 2013
(Unaudited)

High Yield
Fund
Assets:
Investments in securities, at value (cost $44,067,151)	$45,901,279
Receivable for securities sold	291,454
Receivable for fund shares sold	519,674
Interest receivable	952,626
Prepaid expenses	21,139
Total assets	47,686,172

Liabilities:
Payable to investment adviser	21,202
Payable for fund shares redeemed	357,715
Investments payable	20,000
Administration fees	12,915
Custody fees	1,535
Transfer agent fees and expenses	9,149
Fund accounting fees	15,977
Audit fees	8,723
Chief Compliance Officer fee	1,396
Shareholder reporting	7,871
Accrued expenses	712
Total liabilities	457,195
Net Assets	$47,228,977

Net Assets Consist of:
Paid-in capital	$44,884,407
Undistributed net investment income	14,499
Accumulated net realized gain on investments	495,943
Net unrealized appreciation on investments	1,834,128
Net Assets	$47,228,977

Net Asset Value, Offering Price and Redemption Price Per Share	$10.76

Shares Issued and Outstanding (Unlimited number of shares authorized, par value $0.01)	4,390,081

The accompanying notes are an integral part of these financial statements.

PIA High Yield Fund
Statement of Operations – Six Months Ended May 31, 2013
(Unaudited)

High Yield
Fund
Investment Income:
Interest	$1,583,601
Total investment income	1,583,601

Expenses:
Investment advisory fees (Note 4)	140,321
Fund accounting fees (Note 4)	24,167
Administration fees (Note 4)	19,314
Transfer agent fees and expenses (Note 4)	17,363
Registration fees	13,399
Audit fees	8,742
Reports to shareholders	4,464
Legal fees	3,612
Trustees’ fees	3,097
Custody fees (Note 4)	2,744
Chief Compliance Officer fee (Note 4)	2,096
Insurance	1,273
Miscellaneous	1,454
Total expenses	242,046
Less: Fee waiver by adviser (Note 4)	(30,484)
Net expenses	211,562
Net investment income	1,372,039

Realized and Unrealized Gain on Investments:
Net realized gain on investments	495,975
Net change in unrealized appreciation on investments	711,792
Net gain on investments	1,207,767
Net increase in net assets resulting from operations	$2,579,806

The accompanying notes are an integral part of these financial statements.

PIA High Yield Fund
Statements of Changes in Net Assets

	Six Months	Year
	Ended	Ended
	May 31, 2013	November 30,
	(Unaudited)	2012
Increase/(Decrease) in Net Assets From
Operations:
Net investment income	$1,372,039	$1,864,148
Net realized gain/(loss) on:
Investments	495,975	347,326
Swap contracts	—	22,229
Net change in unrealized appreciation/(depreciation) on investments:
Investments	711,792	1,223,698
Swap contracts	—	(29,353)
Net increase in net assets resulting from operations	2,579,806	3,428,048

Distributions Paid to Shareholders:
Distributions from net investment income	(1,426,070)	(1,881,117)
Distributions from net realized gains	(194,856)	—
Total distributions paid to shareholders	(1,620,926)	(1,881,117)

Capital Share Transactions:
Proceeds from shares sold	9,956,460	26,715,767
Distributions reinvested	693,872	609,539
Payment for shares redeemed	(4,914,062)	(3,131,734)
Net increase in net assets from capital share transactions	5,736,270	24,193,572
Total increase in net assets	6,695,150	25,740,503

Net Assets, Beginning of Period	40,533,827	14,793,324
Net Assets, End of Period	$47,228,977	$40,533,827
Includes Undistributed Net Investment Income of	$14,499	$68,530

Transactions in Shares:
Shares sold	929,323	2,586,944
Shares issued on reinvestment of distributions	65,132	58,910
Shares redeemed	(460,774)	(299,137)
Net increase in shares outstanding	533,681	2,346,717

The accompanying notes are an integral part of these financial statements.

PIA High Yield Fund
Financial Highlights

				December 31,
	Six Months		Year	2010*
	Ended		Ended	through
	May 31, 2013		November 30,	November 30,
	(Unaudited)		2012	2011
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$10.51		$9.80	$10.00

Income From Investment Operations:
Net investment income	0.34		0.65	0.45
Net realized and unrealized gain/(loss)
on investments and swap contracts	0.31		0.73	(0.21)
Total from investment operations	0.65		1.38	0.24

Less Distributions:
Distributions from net investment income	(0.35)		(0.67)	(0.44)
Distributions from net realized gains	(0.05)		—	—
Total distributions	(0.40)		(0.67)	(0.44)

Net asset value, end of period	$10.76		$10.51	$9.80

Total Return	6.30	%++	14.42%	2.40	%++

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$47,229		$40,534	$14,793
Ratio of expenses to average net assets:
Net of fee waivers and expense reimbursements	0.98	%+	0.98%	0.98	%+
Before fee waivers and expense reimbursements	1.12	%+	1.30%	3.03	%+
Ratio of net investment income to average net assets:
Net of fee waivers and expense reimbursements	6.35	%+	6.55%	5.67	%+
Before fee waivers and expense reimbursements	6.21	%+	6.23%	3.62	%+
Portfolio turnover rate	23	%++	36%	33	%++

*	Commencement of operations.
+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

PIA High Yield Fund
Notes to Financial Statements – May 31, 2013
(Unaudited)

Note 1 – Organization
The PIA High Yield Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Currently, the Fund offers the Investor Class.  The primary investment objective of the Fund is to seek a high level of current income.  The Fund commenced operations on December 31, 2010.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Fund on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations.  The Fund is required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Fund’s net asset value if the Fund makes such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Fund may also enter into dollar rolls in which the Fund sells securities purchased on a forward-commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Fund to “rollover” its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for the open tax years 2011-2012, or expected to be taken in the Fund’s 2013 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the other PIA Funds in proportion to their respective net assets.

Securities Transactions and Investment Income – Security transactions are accounted for on the trade date.  Realized gains and losses on sales of securities are calculated on a first-in, first-out basis.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.

PIA High Yield Fund
Notes to Financial Statements – May 31, 2013 (continued)
(Unaudited)

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Fund distributes substantially all net investment income, if any, monthly and net realized gains, if any, annually.  The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred.  Based on experience, the Fund expects the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Events Subsequent to the Fiscal Period End – In preparing the financial statements as of May 31, 2013, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements.

Note 3 – Securities Valuation
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

PIA High Yield Fund
Notes to Financial Statements – May 31, 2013 (continued)
(Unaudited)

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.  Credit default swaps are valued daily based upon quotations from market makers and are typically categorized in level 2 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities – Short-term securities which mature in 60 days or less are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value).  Short-term securities which mature after 60 days are valued at market.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  The Fund intends to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees.  As of May 31, 2013, Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) has determined that all the Rule 144A securities held by the Fund are considered liquid.

PIA High Yield Fund
Notes to Financial Statements – May 31, 2013 (continued)
(Unaudited)

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines its net asset value per share.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of May 31, 2013:

High Yield Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$44,471,375	$—	$44,471,375
Total Fixed Income	—	44,471,375	—	44,471,375
Short-Term Investments	1,429,904	—	—	1,429,904
Total Investments	$1,429,904	$44,471,375	$—	$45,901,279

Refer to the Fund’s Schedule of Investment for a detailed break-out of securities.  Transfers between levels are recognized at May 31, 2013, the end of the reporting period.  The Fund recognized no transfers to/from level 1 or level 2.  There were no level 3 securities held in the Fund during the six months ended May 31, 2013.

New Accounting Pronouncement – In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.  This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  The Fund is currently evaluating the impact ASU 2013-01 will have on the financial statement disclosures.

Note 4 – Investment Advisory Fee and Other Transactions with Affiliates
The Fund has an investment advisory agreement with PIA pursuant to which the Adviser is responsible for providing investment management services to the Fund.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly.  The Fund pays fees calculated at an annual rate of 0.65% based upon the Fund’s average daily net assets.  For the six months ended May 31, 2013, the Fund incurred $140,321 in advisory fees.

PIA High Yield Fund
Notes to Financial Statements – May 31, 2013 (continued)
(Unaudited)

The Fund is responsible for its own operating expenses.  The Adviser has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 0.98% of average daily net assets.  The Adviser will continue the expense waiver and/or reimbursement through at least March 30, 2013.  Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund’s expenses.  The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended May 31, 2013, the Adviser reduced its fees in the amount of $30,484.  No amounts were reimbursed to the Adviser.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $237,017 at May 31, 2013.  The expense limitation will remain in effect through at least March 29, 2014, and may be terminated only by the Trust’s Board of Trustees.  Cumulative expenses subject to recapture expire as follows:

Year	Amount
2014	$115,907
2015	90,626
2016	30,484
$237,017

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  For the six months ended May 31, 2013, the Fund incurred $19,314 in administration fees.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund.  For the six months ended May 31, 2013, the High Yield Fund incurred $24,167 in fund accounting fees and $10,589 in transfer agent fees (excluding transfer agency out-of-pocket expenses and sub-ta fees).  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.  For the six months ended May 31, 2013, the Fund incurred $2,744 in custody fees.

For the six months ended May 31, 2013, the Fund was allocated $2,096 of the Chief Compliance Officer fee.

At May 31, 2013, the Fund had payables due to USBFS for administration, fund accounting, transfer agency (excluding transfer agency out-of-pocket expenses and sub-ta fees) and Chief Compliance Officer fees and to U.S. Bank, N.A. for custody fees in the amount of $12,915, $15,977, $6,791, $1,396, and $1,535, respectively.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are employees of the Administrator.

PIA High Yield Fund
Notes to Financial Statements – May 31, 2013 (continued)
(Unaudited)

Note 5 – Purchases and Sales of Securities
For the six months ended May 31, 2013, the cost of purchases and the proceeds from sales of securities (excluding short-term securities and U.S. government obligations) were $15,049,902 and $9,680,246, respectively.  There were no purchases and sales of U.S. government obligations during the six months ended May 31, 2013.

Note 6 – Derivative Instruments
The Fund has adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification.  The Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund is subject to credit risk in the normal course of pursuing their investment objectives.  The Fund may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce its exposure to other risks, such as interest rate risks or as a substitute for taking a position in certain types of bonds.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as a payment default or bankruptcy.  Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs.  Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.  Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap contracts in the statement of operations.  The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.  This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended May 31, 2013, the Fund did not enter into credit default swaps.

Note 7 – Federal Income Tax Information
Net investment income and net realized gains/losses differ for financial statement and tax purposes due to differing treatments of swap contracts.

The tax character of distributions paid during the six months ended May 31, 2013 and the year ended November 30, 2012 was as follows:

	May 31, 2013	Nov. 30, 2012
Ordinary income	$1,571,877	$1,881,117
Long-term capital gains	49,049	—

PIA High Yield Fund
Notes to Financial Statements – May 31, 2013 (continued)
(Unaudited)

As of November 30, 2012, the Fund’s most recently completed fiscal year end, the components of capital on a tax basis were as follows:

High Yield Fund

Cost of investments (a)	$38,554,212
Gross unrealized appreciation	1,447,331
Gross unrealized depreciation	(324,995)
Net unrealized appreciation	1,122,336
Undistributed ordinary income	214,316
Undistributed long-term capital gain	49,038
Total distributable earnings	263,354
Other accumulated gains/(losses)	—
Total accumulated earnings/(losses)	$1,385,690

(a)  The difference between book-basis and tax-basis net unrealized appreciation are the same.

The Fund utilized short-term capital loss carryforwards in the amount of $124,360 during the year ended November 30, 2012.

PIA High Yield Fund
Notice to Shareholders – May 31, 2013
(Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q
The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available by calling 1-800-251-1970.

PIA Funds
Approval of Investment Advisory Agreements
(Unaudited)

At a meeting held on December 4-5, 2012, the Board, including all the persons who are Independent Trustees as defined under the Investment Company Act of 1940, as amended, considered and approved the continuance of the Advisory Agreement for the PIA High Yield Fund, which commenced operations on December 31, 2010, and PIA High Yield (MACS) Fund, which had not commenced operations at the time of this meeting (the “Funds”), with Pacific Income Advisers, Inc. (the “Adviser”) for another annual term.  At this meeting, and at a prior meeting held on October 24-25, 2012, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT.  The Board considered the Adviser’s specific responsibilities in all aspects of day-to-day investment management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, and the Adviser’s business continuity plan.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser to discuss various marketing and compliance topics, including the Adviser’s diligence in risk oversight.  The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory.

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Funds as of August 31, 2012 on both an absolute basis, and in comparison to both benchmarks and their peer funds as classified by Lipper and Morningstar.  While the Board considered performance over both short and long term periods, it placed less emphasis on very short term performance and greater emphasis on longer term performance.  When reviewing performance against the comparative peer group universe, the Board took into account that the investment objective and strategies of the Funds, as well as their level of risk tolerance, may differ significantly from funds in the peer universe.  In reviewing the performance of the Funds, the Board took into account that the PIA High Yield Fund was newer, with less than two years of performance history, and that the PIA High Yield (MACS) Fund had not yet commenced operations.

The Board noted that the PIA High Yield Fund’s performance, with regard to its Lipper and Morningstar comparative universes, was above its peer group median and Lipper Index (with respect to the Lipper comparative universe) or average (with respect to the Morningstar comparative universe) for the one year and since inception periods, and below its peer group median and Lipper Index or average for the three-month and year-to-date periods.

PIA Funds
Approval of Investment Advisory Agreements (continued)
(Unaudited)

The Board also considered any differences in performance between similarly managed accounts and the performance of the PIA High Yield Fund and reviewed the performance of the Fund against a broad-based securities market benchmark.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the appropriateness of the advisory fee, the Board considered the level of the fee itself as well as the total fees and expenses of the Funds.  The Board reviewed information as to fees and expenses of advisers and funds within the relevant Lipper peer funds, fees charged by the Adviser to other similarly managed accounts, as well as information regarding fee offsets for separate accounts invested in the PIA High Yield Fund.  When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

PIA High Yield Fund:  The Board noted that the Adviser had contractually agreed to maintain an expense limitation for the Fund of 0.98% (the “Expense Cap”).  Additionally, the Board noted that the Fund’s total expense ratio was below its peer group median and average.  The Board also noted that the Fund’s contractual advisory fee was above its peer group median and average, as well as the average of the Fund’s peer group when adjusted to include only funds with similar asset sizes, but that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Cap, the net advisory fees received by the Adviser from the Fund during the most recent fiscal period were below the peer group median and average.  The Board also took into consideration the services the Adviser provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were in line with the fees charged to the Adviser’s separately managed account clients.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

PIA High Yield (MACS) Fund:  The Board noted that the Adviser will not charge management fees to the Fund.  The Board recognized that clients of the Adviser will pay the Adviser an investment advisory fee to manage their assets as part of wrap programs or other investment advisory accounts, including assets invested in the Fund.  The Board noted that the Adviser will also voluntarily absorb all of the Fund’s ordinary operating expenses.

4.
ECONOMIES OF SCALE.  The Board also considered that economies of scale would be expected to be realized by the Adviser as the assets of the Funds grow.  In this regard, the Board noted that the Adviser has agreed to reduce its advisory fees or reimburse Fund expenses so that the PIA High Yield Fund does not exceed the Expense Cap.  Additionally, the Board noted that since the Adviser will not charge a management fee to the PIA High Yield (MACS) Fund, such economies of scale might be realized in the form of lower operating expenses as the Fund grows in size.  The Board concluded that there were no effective economies of scale to be shared with the Funds at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

PIA Funds
Approval of Investment Advisory Agreements (continued)
(Unaudited)

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds.  The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional benefits derived by the Adviser from its relationship with the Funds.  The Board also reviewed information regarding fee offsets for separate accounts invested in the PIA High Yield Fund and determined that the Adviser was not currently receiving an advisory fee both at the separate account and at the Fund level for these accounts, and as a result was not receiving additional fall-out benefits from these relationships.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained adequate resources and profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Funds, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Adviser, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the Funds would be in the best interest of the Funds and their shareholders.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY  10022

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    8/2/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    8/2/2013
By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    8/2/2013

* Print the name and title of each signing officer under his or her signature.